UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22309

Transparent Value Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Transparent Value Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023 - March 31, 2024

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2024

Guggenheim Funds Semi-Annual Report

Transparent Value Trust
Guggenheim Directional Allocation Fund
Guggenheim RBP® Dividend Fund
Guggenheim RBP® Large-Cap Defensive Fund
Guggenheim RBP® Large-Cap Market Fund
Guggenheim RBP® Large-Cap Value Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
DIRECTIONAL ALLOCATION FUND	8
RBP® DIVIDEND FUND	17
RBP® LARGE-CAP DEFENSIVE FUND	27
RBP® LARGE-CAP MARKET FUND	36
RBP® LARGE-CAP VALUE FUND	45
NOTES TO FINANCIAL STATEMENTS	54
OTHER INFORMATION	61
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	62
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	68

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2024

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim Directional Allocation Fund and Guggenheim RBP® Funds (the “Funds”). This report covers the semi-annual fiscal period ended March 31, 2024 (the “Reporting Period”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2024

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Funds in Transparent Value Trust may not be suitable for all investors. ● An investment in the Funds will fluctuate and is subject to investment risks, which means investors could lose money ● There can be no guarantee the Funds will achieve their investment objectives ●The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value ●Certain Funds may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities ●Certain Funds’ investments in other investment vehicles subject the Funds to those risks and expenses affecting the investment vehicle ●You may have a gain or loss when you sell your shares ●It is important to note that the Funds are not guaranteed by the U.S. government ●Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2024

While job growth remains robust, recent labor data brought increased confidence in a labor market in better balance, allowing for inflation to soften further. Labor force growth remains strong, aided by high immigration flows, helping bring labor supply in line with gradually cooling demand. The Small Business Survey indicates that plans to increase compensation have returned to pre-COVID levels. Additionally, Bureau of Labor Statistics data reveal a continued decline in the “quits rate,” reducing the pressure on businesses to raise wages to attract or retain employees. These developments suggest wage pressures may ease further by year end. And despite some speculation against any Federal Reserve (“Fed”) rate cuts materializing in 2024, we continue to anticipate cuts later this year.

Following the stronger-than-expected March Consumer Price Index, we believe that there is a high probability that the easing cycle will start in the second half of the year, since the Fed will likely need more time to gather confirming data. In the latest Summary of Economic Projections, the Federal Open Market Committee (“FOMC”) significantly increased the median forecast for 2024 U.S. gross domestic product, slightly increased it for core personal consumption expenditures year over year, and continues to expect no material increase in the unemployment rate. These adjustments left the median view for three rate cuts for 2024, which suggests the bar is very high for the Fed to keep rates where they are all year, and even higher for more rate hikes to materialize.

Amid this macroeconomic backdrop, in the first quarter of 2024 the two-year Treasury yield increased to 4.59% from 4.23%, and the 10-year Treasury yield increased to 4.20% from 3.88%, keeping the inverted 2s/10s yield curve consistent at 39 basis points as of the end of the Reporting Period, up four basis points since the start of the year. One basis point equals 0.01%. In general, spreads to Treasurys have remained tight across sectors. In investment-grade corporate bonds, BBB-rated bonds continued to remain attractive relative to A and BB-rated bonds, and supply slowed toward the end of the first quarter of 2024, which we believe should support spreads in the near term. High yield bond spreads tightened during the first quarter of 2024 to 301 basis points from 323 basis points at the start of the year, while leveraged loans’ discount margins to maturity tightened to 509 basis points from 528 basis points. Structured credit spreads tightened marginally amid strong demand. Investor demand and an improved arbitrage led to robust new collateralized loan obligation issuance, and tightening liabilities led to an increase in refinances/resets.

Looking forward, Fed officials continue to advocate for a patient approach. A conventional easing cycle is therefore far from guaranteed. Market expectations have already adjusted significantly from market-implied expectations of six rate cuts in 2024 just two months ago to only three as of the end of the Reporting Period, aligning more closely with the FOMC’s views. So far, the market has taken this delay in stride, but its patience and assessment of credit risk could be tested.

For the Reporting Period, the S&P 500® Index* returned 23.48%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 17.01%. The return of the MSCI Emerging Markets Index* was 10.56%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 5.99% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 8.75%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 2.69% for the Reporting Period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2024

Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

Dow Jones U.S. Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM is a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which in turn comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices.

Dow Jones U.S. Mid-Cap Total Stock Market IndexSM is a float-adjusted market capitalization weighted index that reflects the shares of securities of the mid-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Mid-Cap Index includes the components ranked 501-1000 by full market capitalization.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within S&P 500 Index that exhibit strong value characteristics.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2023 and ending March 31, 2024.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Directional Allocation Fund
Class A	1.49%	25.05%	$1,000.00	$1,250.50	$8.38
Class C	2.09%	24.75%	1,000.00	1,247.50	11.74
Class P	1.34%	25.21%	1,000.00	1,252.10	7.54
Institutional Class	1.09%	25.31%	1,000.00	1,253.10	6.14
RBP® Dividend Fund
Class A	1.19%	23.66%	1,000.00	1,236.60	6.65
Class C	1.95%	23.22%	1,000.00	1,232.20	10.88
Class P	1.19%	23.64%	1,000.00	1,236.40	6.65
Institutional Class	0.94%	23.93%	1,000.00	1,239.30	5.26
RBP® Large-Cap Defensive Fund
Class A	1.20%	23.02%	1,000.00	1,230.20	6.69
Class C	1.95%	22.59%	1,000.00	1,225.90	10.85
Class P	1.20%	23.05%	1,000.00	1,230.50	6.69
Institutional Class	0.95%	23.19%	1,000.00	1,231.90	5.30
RBP® Large-Cap Market Fund
Class A	1.20%	24.31%	1,000.00	1,243.10	6.73
Class C	1.95%	23.77%	1,000.00	1,237.70	10.91
Class P	1.20%	24.31%	1,000.00	1,243.10	6.73
Institutional Class	0.95%	24.44%	1,000.00	1,244.40	5.33
RBP® Large-Cap Value Fund
Class A	1.20%	19.55%	1,000.00	1,195.50	6.59
Class C	1.95%	19.05%	1,000.00	1,190.50	10.68
Class P	1.19%	19.47%	1,000.00	1,194.70	6.53
Institutional Class	0.94%	19.70%	1,000.00	1,197.00	5.16

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Directional Allocation Fund
Class A	1.49%	5.00%	$1,000.00	$1,017.55	$7.52
Class C	2.09%	5.00%	1,000.00	1,014.55	10.53
Class P	1.34%	5.00%	1,000.00	1,018.30	6.76
Institutional Class	1.09%	5.00%	1,000.00	1,019.55	5.50
RBP® Dividend Fund
Class A	1.19%	5.00%	1,000.00	1,019.05	6.01
Class C	1.95%	5.00%	1,000.00	1,015.25	9.82
Class P	1.19%	5.00%	1,000.00	1,019.05	6.01
Institutional Class	0.94%	5.00%	1,000.00	1,020.30	4.75
RBP® Large-Cap Defensive Fund
Class A	1.20%	5.00%	1,000.00	1,019.00	6.06
Class C	1.95%	5.00%	1,000.00	1,015.25	9.82
Class P	1.20%	5.00%	1,000.00	1,019.00	6.06
Institutional Class	0.95%	5.00%	1,000.00	1,020.25	4.80
RBP® Large-Cap Market Fund
Class A	1.20%	5.00%	1,000.00	1,019.00	6.06
Class C	1.95%	5.00%	1,000.00	1,015.25	9.82
Class P	1.20%	5.00%	1,000.00	1,019.00	6.06
Institutional Class	0.95%	5.00%	1,000.00	1,020.25	4.80
RBP® Large-Cap Value Fund
Class A	1.20%	5.00%	1,000.00	1,019.00	6.06
Class C	1.95%	5.00%	1,000.00	1,015.25	9.82
Class P	1.19%	5.00%	1,000.00	1,019.05	6.01
Institutional Class	0.94%	5.00%	1,000.00	1,020.30	4.75

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2023 to March 31, 2024.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2024

DIRECTIONAL ALLOCATION FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Class A	June 18, 2012
Class C	June 18, 2012
Class P	June 18, 2012
Institutional Class	June 18, 2012

Ten Largest Holdings	% of Total Net Assets
Microsoft Corp.	7.5%
Alphabet, Inc. — Class C	4.4%
Apple, Inc.	4.3%
NVIDIA Corp.	3.7%
Meta Platforms, Inc. — Class A	3.2%
Amazon.com, Inc.	2.5%
Broadcom, Inc.	2.2%
Mastercard, Inc. — Class A	1.8%
Merck & Company, Inc.	1.7%
Salesforce, Inc.	1.6%
Top Ten Total	32.9%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2024

Average Annual Returns*

Periods Ended March 31, 2024

	6 Month†	1 Year	5 Year	10 Year
Class A Shares	25.05%	22.43%	8.73%	7.94%
Class A Shares with sales charge‡	19.11%	16.58%	7.68%	7.31%
Class C Shares	24.75%	21.77%	8.01%	7.21%
Class C Shares with CDSC§	23.75%	20.77%	8.01%	7.21%
Class P Shares**	25.21%	22.71%	8.82%	8.03%
Institutional Class Shares	25.31%	22.96%	9.09%	8.29%
Guggenheim Directional Allocation IndexSM	26.20%	23.19%	9.56%	9.11%
Dow Jones U.S. Large-Cap Total Stock Market Index	23.70%	30.30%	14.86%	12.79%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim Directional Allocation IndexSM and the Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as Class P shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024
DIRECTIONAL ALLOCATION FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Technology - 26.3%
Microsoft Corp.	36,697	$15,439,173
Apple, Inc.	51,207	8,780,976
NVIDIA Corp.	8,423	7,610,686
Broadcom, Inc.	3,432	4,548,807
Salesforce, Inc.	10,731	3,231,963
Accenture plc — Class A	7,938	2,751,390
Applied Materials, Inc.	13,313	2,745,540
ServiceNow, Inc.*	3,433	2,617,319
Oracle Corp.	20,237	2,541,970
Advanced Micro Devices, Inc.*	10,500	1,895,145
NetApp, Inc.	11,937	1,253,027
Roper Technologies, Inc.	564	316,314
Synopsys, Inc.*	377	215,455
Cadence Design Systems, Inc.*	593	184,589
SS&C Technologies Holdings, Inc.	2,206	142,000
Total Technology		54,274,354

Consumer, Non-cyclical - 18.4%
Merck & Company, Inc.	27,137	3,580,727
Abbott Laboratories	24,020	2,730,113
Procter & Gamble Co.	16,414	2,663,171
Cigna Group	7,106	2,580,828
S&P Global, Inc.	6,052	2,574,823
Becton Dickinson & Co.	9,570	2,368,097
Dexcom, Inc.*	16,425	2,278,148
Constellation Brands, Inc. — Class A	8,315	2,259,684
Cencora, Inc. — Class A	9,121	2,216,312
Eli Lilly & Co.	2,794	2,173,620
IDEXX Laboratories, Inc.*	3,713	2,004,760
AbbVie, Inc.	10,584	1,927,346
Encompass Health Corp.	22,034	1,819,568
PepsiCo, Inc.	6,263	1,096,088
Insulet Corp.*	5,489	940,815
GE HealthCare Technologies, Inc.	9,295	845,008
Global Payments, Inc.	6,145	821,341
Edwards Lifesciences Corp.*	7,961	760,753
Stryker Corp.	1,479	529,290
Mondelez International, Inc. — Class A	6,397	447,790
WillScot Mobile Mini Holdings Corp.*	7,142	332,103
Boston Scientific Corp.*	3,635	248,961
United Rentals, Inc.	301	217,054
Automatic Data Processing, Inc.	590	147,347
Quanta Services, Inc.	506	131,459
WEX, Inc.*	532	126,366
Paylocity Holding Corp.*	477	81,977
Total Consumer, Non-cyclical		37,903,549

Communications - 14.6%
Alphabet, Inc. — Class C*	58,988	8,981,513
Meta Platforms, Inc. — Class A	13,477	6,544,162
Amazon.com, Inc.*	28,228	5,091,767
T-Mobile US, Inc.	13,525	2,207,551
Walt Disney Co.	17,241	2,109,609
Palo Alto Networks, Inc.*	7,312	2,077,558
Motorola Solutions, Inc.	4,979	1,767,445
Airbnb, Inc. — Class A*	7,063	1,165,112
Booking Holdings, Inc.	9	32,651
Total Communications		29,977,368

Financial - 13.7%
Mastercard, Inc. — Class A	7,827	3,769,248
Chubb Ltd.	9,755	2,527,813
Travelers Companies, Inc.	10,124	2,329,937
Intercontinental Exchange, Inc.	16,873	2,318,857
Prologis, Inc. REIT	16,683	2,172,460
American Tower Corp. — Class A REIT	10,601	2,094,652
Globe Life, Inc.	12,741	1,482,670
Ameriprise Financial, Inc.	3,269	1,433,260
Berkshire Hathaway, Inc. — Class B*	2,934	1,233,806
Hartford Financial Services Group, Inc.	11,954	1,231,860
American International Group, Inc.	13,428	1,049,667
Alexandria Real Estate Equities, Inc. REIT	8,079	1,041,464
Marsh & McLennan Companies, Inc.	4,720	972,226
Everest Group Ltd.	2,044	812,490
Realty Income Corp. REIT	13,501	730,404
Allstate Corp.	3,887	672,490
Unum Group	11,000	590,260
Willis Towers Watson plc	1,873	515,075
JPMorgan Chase & Co.	1,925	385,578
Sun Communities, Inc. REIT	2,499	321,322
Arch Capital Group Ltd.*	3,162	292,295
W R Berkley Corp.	1,540	136,197
Tradeweb Markets, Inc. — Class A	277	28,855
Rexford Industrial Realty, Inc. REIT	558	28,067
Cboe Global Markets, Inc.	118	21,680
Total Financial		28,192,633

Consumer, Cyclical - 13.1%
Tesla, Inc.*	18,157	3,191,819
Walmart, Inc.	49,543	2,981,002
Starbucks Corp.	26,819	2,450,988
Target Corp.	13,758	2,438,055
TJX Companies, Inc.	23,595	2,393,005
United Airlines Holdings, Inc.*	47,500	2,274,300
Delta Air Lines, Inc.	34,857	1,668,605
Lululemon Athletica, Inc.*	4,137	1,616,119
Hilton Worldwide Holdings, Inc.	7,270	1,550,764
Las Vegas Sands Corp.	24,143	1,248,193
McDonald’s Corp.	4,309	1,214,923
Chipotle Mexican Grill, Inc. — Class A*	414	1,203,403
General Motors Co.	17,915	812,445
Costco Wholesale Corp.	905	663,030
BJ’s Wholesale Club Holdings, Inc.*	3,978	300,936
Domino’s Pizza, Inc.	571	283,719
Southwest Airlines Co.	6,321	184,510
Marriott International, Inc. — Class A	627	158,198
Wynn Resorts Ltd.	1,509	154,265
Yum! Brands, Inc.	1,094	151,683
Cummins, Inc.	171	50,385
Total Consumer, Cyclical		26,990,347

Industrial - 6.1%
Caterpillar, Inc.	8,089	2,964,052
Boeing Co.*	12,539	2,419,902
Lockheed Martin Corp.	3,514	1,598,413

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2024
DIRECTIONAL ALLOCATION FUND

	Shares	Value
FedEx Corp.	4,572	$1,324,691
Illinois Tool Works, Inc.	4,511	1,210,437
Johnson Controls International plc	16,303	1,064,912
Middleby Corp.*	3,962	637,050
Jacobs Solutions, Inc.	3,220	495,011
Fortive Corp.	5,142	442,315
Ball Corp.	4,830	325,349
AECOM	907	88,958
TransDigm Group, Inc.	59	72,664
Total Industrial		12,643,754

Energy - 3.4%
EOG Resources, Inc.	18,236	2,331,290
Occidental Petroleum Corp.	35,673	2,318,388
Targa Resources Corp.	10,656	1,193,366
Antero Resources Corp.*	21,717	629,793
ONEOK, Inc.	5,871	470,678
Total Energy		6,943,515

Utilities - 2.4%
Constellation Energy Corp.	13,037	2,409,890
Entergy Corp.	12,794	1,352,070
NextEra Energy, Inc.	18,919	1,209,113
Total Utilities		4,971,073

Basic Materials - 1.3%
Mosaic Co.	31,745	1,030,443
Cleveland-Cliffs, Inc.*	26,974	613,389
Steel Dynamics, Inc.	3,380	501,017
Sherwin-Williams Co.	862	299,398
Ecolab, Inc.	752	173,637
PPG Industries, Inc.	1,034	149,827
Total Basic Materials		2,767,711

Total Common Stocks
(Cost $177,733,338)		204,664,304
EXCHANGE-TRADED FUNDS† - 0.4%
SPDR S&P 500 ETF Trust	833	435,717
Vanguard S&P 500 ETF	905	435,034
Total Exchange-Traded Funds
(Cost $857,137)		870,751

Total Investments - 99.7%
(Cost $178,590,475)		$205,535,055
Other Assets & Liabilities, net - 0.3%		587,900
Total Net Assets - 100.0%		$206,122,955

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$204,664,304	$—	$—	$204,664,304
Exchange-Traded Funds	870,751	—	—	870,751
Total Assets	$205,535,055	$—	$—	$205,535,055

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

DIRECTIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

Assets:
Investments, at value (cost $178,590,475)	$205,535,055
Cash	350,911
Prepaid expenses	20,135
Receivables:
Securities sold	572,277
Dividends	108,144
Fund shares sold	1,055
Total assets	206,587,577

Liabilities:
Payable for:
Fund shares redeemed	187,329
Management fees	125,789
Distribution and service fees	89,289
Transfer agent fees	11,992
Fund accounting and administration fees	3,694
Trustees’ fees*	2,616
Due to Investment Adviser	85
Miscellaneous	43,828
Total liabilities	464,622
Net assets	$206,122,955

Net assets consist of:
Paid in capital	$169,399,212
Total distributable earnings (loss)	36,723,743
Net assets	$206,122,955
CLASS A:
Net assets	$124,676,186
Capital shares outstanding	7,221,670
Net asset value per share	$17.26
Maximum offering price per share (Net asset value divided by 95.25%)	$18.12
CLASS C:
Net assets	$12,495,890
Capital shares outstanding	799,092
Net asset value per share	$15.64
CLASS P:
Net assets	$4,685,164
Capital shares outstanding	268,510
Net asset value per share	$17.45

Institutional Class:
Net assets	$64,265,715
Capital shares outstanding	3,569,470
Net asset value per share	$18.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2024

Investment Income:
Dividends	$1,195,750
Total investment income	1,195,750

Expenses:
Management fees	931,443
Distribution and service fees:
Class A	234,538
Class C	59,189
Class P	5,507
Transfer agent fees:
Class A	7,661
Class C	4,231
Class P	897
Institutional Class	9,322
Professional fees	78,379
Fund accounting and administration fees	43,038
Custodian fees	12,513
Trustees’ fees*	10,065
Line of credit fees	2,891
Miscellaneous	76,388
Recoupment of previously waived fees:
Class C	63
Class P	10
Institutional Class	132
Total expenses	1,476,267
Less:
Expenses reimbursed by Adviser:
Class A	(18,761)
Class C	(5,217)
Class P	(1,284)
Institutional Class	(14,698)
Expenses waived by Adviser	(72,571)
Earnings credits applied	(12,157)
Total waived/reimbursed expenses	(124,688)
Net expenses	1,351,579
Net investment loss	(155,829)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,708,006
Net realized gain	11,708,006
Net change in unrealized appreciation (depreciation) on:
Investments	32,544,877
Net change in unrealized appreciation (depreciation)	32,544,877
Net realized and unrealized gain	44,252,883
Net increase in net assets resulting from operations	$44,097,054

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(155,829)	$4,303,940
Net realized gain on investments	11,708,006	417,366
Net change in unrealized appreciation (depreciation) on investments	32,544,877	(5,634,128)
Net increase (decrease) in net assets resulting from operations	44,097,054	(912,822)

Distributions to shareholders:
Class A	(1,985,508)	(482,969)
Class C	(124,629)	—
Class P	(77,623)	(21,150)
Institutional Class	(1,275,935)	(613,597)
Total distributions to shareholders	(3,463,695)	(1,117,716)

Capital share transactions:
Proceeds from sale of shares
Class A	1,372,989	8,602,374
Class C	27,911	263,002
Class P	35,481	252,521
Institutional Class	998,554	4,363,264
Distributions reinvested
Class A	1,793,021	435,304
Class C	124,341	—
Class P	76,734	20,861
Institutional Class	1,226,048	595,770
Cost of shares redeemed
Class A	(13,968,693)	(32,110,070)
Class C	(1,703,681)	(9,430,576)
Class P	(705,798)	(1,297,530)
Institutional Class	(14,080,358)	(34,353,013)
Net decrease from capital share transactions	(24,803,451)	(62,658,093)
Net increase (decrease) in net assets	15,829,908	(64,688,631)

Net assets:
Beginning of period	190,293,047	254,981,678
End of period	$206,122,955	$190,293,047

Capital share activity:
Shares sold
Class A	90,143	601,315
Class C	1,992	20,312
Class P	2,301	17,480
Institutional Class	59,933	292,370
Shares issued from reinvestment of distributions
Class A	117,575	30,612
Class C	8,991	—
Class P	4,983	1,453
Institutional Class	77,207	40,255
Shares redeemed
Class A	(903,686)	(2,239,043)
Class C	(123,249)	(727,685)
Class P	(46,147)	(89,190)
Institutional Class	(880,211)	(2,298,507)
Net decrease in shares	(1,590,168)	(4,350,628)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$14.04	$14.23	$18.11	$14.00	$16.50	$18.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	.26	(.01)	(.06)	.02	.03
Net gain (loss) on investments (realized and unrealized)	3.50	(.40)	(1.27)	4.18	.07 [j]	(.12)
Total from investment operations	3.48	(.14)	(1.28)	4.12	.09	(.09)
Less distributions from:
Net investment income	(.26)	(.05)	—	(.01)	—	—
Net realized gains	—	—	(2.60)	—	(2.59)	(2.00)
Total distributions	(.26)	(.05)	(2.60)	(.01)	(2.59)	(2.00)
Net asset value, end of period	$17.26	$14.04	$14.23	$18.11	$14.00	$16.50

Total Return[d]	25.05%	(0.97%)	(9.40%)	29.42%	(0.38%)	1.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$124,676	$111,157	$135,504	$152,598	$106,549	$104,877
Ratios to average net assets:
Net investment income (loss)	(0.25%)	1.81%	(0.03%)	(0.38%)	0.16%	0.18%
Total expenses[e]	1.59%	1.58%	1.48%	1.44%	1.43%	1.40%
Net expenses[f,g,h]	1.49%	1.47%	1.39%	1.42%	1.40%	1.39%
Portfolio turnover rate	65%	130%	149%	131%	313%	203%

Class C	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$12.67	$12.87	$16.72	$13.01	$15.59	$17.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	.16	(.12)	(.16)	(.07)	(.08)
Net gain (loss) on investments (realized and unrealized)	3.18	(.36)	(1.13)	3.87	.08 [j]	(.14)
Total from investment operations	3.12	(.20)	(1.25)	3.71	.01	(.22)
Less distributions from:
Net investment income	(.15)	—	—	—	—	—
Net realized gains	—	—	(2.60)	—	(2.59)	(2.00)
Total distributions	(.15)	—	(2.60)	—	(2.59)	(2.00)
Net asset value, end of period	$15.64	$12.67	$12.87	$16.72	$13.01	$15.59

Total Return[d]	24.75%	(1.55%)	(10.08%)	28.52%	(0.99%)	0.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,496	$11,548	$20,835	$60,153	$98,656	$176,994
Ratios to average net assets:
Net investment income (loss)	(0.86%)	1.25%	(0.82%)	(1.02%)	(0.53%)	(0.53%)
Total expenses[e]	2.25%	2.21%	2.21%	2.15%	2.15%	2.13%
Net expenses[f,g,h]	2.09%	2.08%	2.08%	2.09%	2.10%	2.11%
Portfolio turnover rate	65%	130%	149%	131%	313%	203%

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$14.19	$14.36	$18.25	$14.10	$16.59	$18.67
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.28	— [c]	(.05)	.03	.04
Net gain (loss) on investments (realized and unrealized)	3.55	(.39)	(1.29)	4.20	.07 [j]	(.12)
Total from investment operations	3.54	(.11)	(1.29)	4.15	.10	(.08)
Less distributions from:
Net investment income	(.28)	(.06)	—	— [c]	—	—
Net realized gains	—	—	(2.60)	—	(2.59)	(2.00)
Total distributions	(.28)	(.06)	(2.60)	—	(2.59)	(2.00)
Net asset value, end of period	$17.45	$14.19	$14.36	$18.25	$14.10	$16.59

Total Return	25.21%	(0.80%)	(9.38%)	29.45%	(0.30%)	1.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,685	$4,363	$5,424	$8,533	$9,143	$15,056
Ratios to average net assets:
Net investment income (loss)	(0.11%)	1.96%	(0.01%)	(0.28%)	0.22%	0.24%
Total expenses[e]	1.47%	1.47%	1.43%	1.38%	1.40%	1.40%
Net expenses[f,g,h]	1.34%	1.33%	1.33%	1.34%	1.35%	1.36%
Portfolio turnover rate	65%	130%	149%	131%	313%	203%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$14.66	$14.85	$18.74	$14.48	$16.93	$18.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.33	.04	(.01)	.07	.08
Net gain (loss) on investments (realized and unrealized)	3.66	(.42)	(1.33)	4.32	.07 [j]	(.12)
Total from investment operations	3.67	(.09)	(1.29)	4.31	.14	(.04)
Less distributions from:
Net investment income	(.33)	(.10)	—	(.05)	—	—
Net realized gains	—	—	(2.60)	—	(2.59)	(2.00)
Total distributions	(.33)	(.10)	(2.60)	(.05)	(2.59)	(2.00)
Net asset value, end of period	$18.00	$14.66	$14.85	$18.74	$14.48	$16.93

Total Return	25.31%	(0.58%)	(9.11%)	29.81%	(0.03%)	1.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$64,266	$63,225	$93,219	$137,682	$152,083	$266,223
Ratios to average net assets:
Net investment income (loss)	0.15%	2.22%	0.25%	(0.04%)	0.47%	0.48%
Total expenses[e]	1.21%	1.22%	1.20%	1.15%	1.15%	1.13%
Net expenses[f,g,h]	1.09%	1.08%	1.08%	1.09%	1.10%	1.11%
Portfolio turnover rate	65%	130%	149%	131%	313%	203%

[a]	Unaudited figures for the period ended March 31, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	—	0.09%	0.01%	—	—	0.01%
Class C	0.00%[i]	0.01%	0.01%	—	0.01%	0.01%
Class P	0.00%[i]	0.00%[i]	0.01%	—	0.00%[i]	0.00%[i]
Institutional Class	0.00%[i]	0.01%	0.01%	—	0.01%	0.01%

[i]	Less than 0.01%.

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	1.48%	1.46%	1.38%	1.41%	1.40%	1.39%
Class C	2.09%	2.07%	2.08%	2.08%	2.10%	2.10%
Class P	1.33%	1.32%	1.33%	1.34%	1.35%	1.35%
Institutional Class	1.08%	1.07%	1.08%	1.09%	1.10%	1.10%

[j]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2024

RBP® DIVIDEND FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Class A	April 18, 2011
Class C	April 18, 2011
Class P	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings	% of Total Net Assets
Microsoft Corp.	7.3%
NVIDIA Corp.	5.6%
Apple, Inc.	4.2%
Meta Platforms, Inc. — Class A	2.3%
Eli Lilly & Co.	2.2%
Broadcom, Inc.	2.2%
Mastercard, Inc. — Class A	1.8%
Merck & Company, Inc.	1.7%
Procter & Gamble Co.	1.7%
AbbVie, Inc.	1.6%
Top Ten Total	30.6%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2024

Average Annual Returns*

Periods Ended March 31, 2024

	6 Month†	1 Year	5 Year	10 Year
Class A Shares	23.66%	26.17%	11.59%	9.66%
Class A Shares with sales charge‡	17.77%	20.18%	10.51%	9.01%
Class C Shares	23.22%	25.23%	10.76%	8.88%
Class C Shares with CDSC§	22.22%	24.23%	10.76%	8.88%
Class P Shares**	23.64%	26.07%	11.59%	9.70%
Institutional Class Shares	23.93%	26.47%	11.88%	9.98%
Guggenheim RBP Dividend IndexSM	24.82%	28.10%	13.15%	11.27%
Dow Jones U.S. Large-Cap Total Stock Market Index	23.70%	30.30%	14.86%	12.79%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Dividend IndexSM and the Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as Class P shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024
RBP® DIVIDEND FUND

	Shares	Value
COMMON STOCKS† - 97.7%

Technology - 25.8%
Microsoft Corp.	2,829	$1,190,228
NVIDIA Corp.	997	900,850
Apple, Inc.	3,947	676,832
Broadcom, Inc.	264	349,908
Accenture plc — Class A	620	214,898
Intuit, Inc.	329	213,850
Applied Materials, Inc.	1,026	211,592
NetApp, Inc.	1,558	163,543
Oracle Corp.	1,285	161,408
KLA Corp.	132	92,211
Total Technology		4,175,320

Consumer, Non-cyclical - 18.1%
Eli Lilly & Co.	468	364,085
Merck & Company, Inc.	2,068	272,873
Procter & Gamble Co.	1,652	268,037
AbbVie, Inc.	1,449	263,863
Abbott Laboratories	1,851	210,385
Cigna Group	547	198,665
Automatic Data Processing, Inc.	771	192,549
PepsiCo, Inc.	1,003	175,535
Global Payments, Inc.	1,238	165,471
Encompass Health Corp.	1,988	164,169
Stryker Corp.	423	151,379
Becton Dickinson & Co.	609	150,697
Constellation Brands, Inc. — Class A	445	120,933
Amgen, Inc.	275	78,188
Philip Morris International, Inc.	649	59,461
Coca-Cola Co.	846	51,759
S&P Global, Inc.	86	36,589
Total Consumer, Non-cyclical		2,924,638

Financial - 17.6%
Mastercard, Inc. — Class A	609	293,276
Corebridge Financial, Inc.	6,361	182,751
Prologis, Inc. REIT	1,395	181,657
Intercontinental Exchange, Inc.	1,300	178,659
Realty Income Corp. REIT	3,059	165,492
Welltower, Inc. REIT	1,737	162,305
Popular, Inc.	1,788	157,505
Allstate Corp.	815	141,003
Rexford Industrial Realty, Inc. REIT	2,633	132,440
Marsh & McLennan Companies, Inc.	621	127,914
Annaly Capital Management, Inc. REIT	6,376	125,543
Unum Group	2,301	123,472
Chubb Ltd.	420	108,835
American International Group, Inc.	1,346	105,217
Rithm Capital Corp. REIT	7,705	85,988
American Tower Corp. — Class A REIT	426	84,173
Prosperity Bancshares, Inc.	1,232	81,041
Pinnacle Financial Partners, Inc.	916	78,666
AGNC Investment Corp. REIT	7,004	69,340
Blackstone Mortgage Trust, Inc. — Class A REIT	2,774	55,230
Axis Capital Holdings Ltd.	720	46,814
Erie Indemnity Co. — Class A	110	44,173
JPMorgan Chase & Co.	148	29,644
Alexandria Real Estate Equities, Inc. REIT	189	24,364
New York Community Bancorp, Inc.	5,585	17,984
American Homes 4 Rent — Class A REIT	388	14,271
Hanover Insurance Group, Inc.	71	9,668
Everest Group Ltd.	23	9,142
Kimco Realty Corp. REIT	356	6,981
Total Financial		2,843,548

Consumer, Cyclical - 12.8%
Walmart, Inc.	3,933	236,649
Costco Wholesale Corp.	275	201,473
McDonald’s Corp.	683	192,572
TJX Companies, Inc.	1,876	190,264
Target Corp.	1,066	188,906
Starbucks Corp.	2,067	188,903
Cummins, Inc.	602	177,379
General Motors Co.	3,862	175,142
DR Horton, Inc.	996	163,892
Darden Restaurants, Inc.	936	156,452
Tractor Supply Co.	234	61,243
Autoliv, Inc.	487	58,649
Southwest Airlines Co.	1,302	38,005
Lennar Corp. — Class A	205	35,256
Gentex Corp.	198	7,152
Ralph Lauren Corp. — Class A	37	6,947
Total Consumer, Cyclical		2,078,884

Energy - 6.4%
EOG Resources, Inc.	1,481	189,331
Williams Companies, Inc.	4,673	182,107
ONEOK, Inc.	2,188	175,412
Pioneer Natural Resources Co.	620	162,750
Schlumberger N.V.	2,747	150,563
Halliburton Co.	3,605	142,109
HF Sinclair Corp.	568	34,290
Total Energy		1,036,562

Communications - 6.3%
Meta Platforms, Inc. — Class A	766	371,954
Comcast Corp. — Class A	4,397	190,610
AT&T, Inc.	9,059	159,439
New York Times Co. — Class A	2,915	125,986
Interpublic Group of Companies, Inc.	2,879	93,942
Motorola Solutions, Inc.	233	82,710
Total Communications		1,024,641

Utilities - 4.6%
NextEra Energy, Inc.	2,725	174,155
Constellation Energy Corp.	929	171,726
DTE Energy Co.	881	98,795
American Electric Power Company, Inc.	1,137	97,896
Sempra	1,242	89,213
Southern Co.	917	65,785
Entergy Corp.	478	50,515
Total Utilities		748,085

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2024
RBP® DIVIDEND FUND

	Shares	Value
Industrial - 4.4%
Caterpillar, Inc.	623	$228,286
FedEx Corp.	697	201,949
Oshkosh Corp.	1,005	125,333
MDU Resources Group, Inc.	3,920	98,784
Lockheed Martin Corp.	95	43,213
Flowserve Corp.	187	8,542
Illinois Tool Works, Inc.	26	6,977
Total Industrial		713,084

Basic Materials - 1.7%
CF Industries Holdings, Inc.	1,645	136,881
Mosaic Co.	2,516	81,669
PPG Industries, Inc.	439	63,611
Total Basic Materials		282,161

Total Common Stocks
(Cost $13,232,466)		15,826,923

EXCHANGE-TRADED FUNDS† - 1.8%
iShares Select Dividend ETF	1,215	149,664
Vanguard Dividend Appreciation ETF	804	146,818
Total Exchange-Traded Funds
(Cost $289,515)		296,482

Total Investments - 99.5%
(Cost $13,521,981)		$16,123,405
Other Assets & Liabilities, net - 0.5%		82,700
Total Net Assets - 100.0%		$16,206,105

†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,826,923	$—	$—	$15,826,923
Exchange-Traded Funds	296,482	—	—	296,482
Total Assets	$16,123,405	$—	$—	$16,123,405

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

Assets:
Investments, at value (cost $13,521,981)	$16,123,405
Cash	66,619
Prepaid expenses	55,770
Receivables:
Dividends	20,288
Securities sold	16,798
Total assets	16,282,880

Liabilities:
Payable for:
Fund shares redeemed	47,170
Professional fees	9,897
Distribution and service fees	4,227
Management fees	3,060
Transfer agent fees	2,961
Fund accounting and administration fees	2,861
Trustees’ fees*	2,383
Distributions to shareholders	328
Due to Investment Adviser	15
Miscellaneous	3,873
Total liabilities	76,775
Net assets	$16,206,105

Net assets consist of:
Paid in capital	$13,405,935
Total distributable earnings (loss)	2,800,170
Net assets	$16,206,105
CLASS A:
Net assets	$7,931,599
Capital shares outstanding	519,956
Net asset value per share	$15.25
Maximum offering price per share (Net asset value divided by 95.25%)	$16.01
CLASS C:
Net assets	$738,287
Capital shares outstanding	47,762
Net asset value per share	$15.46
CLASS P:
Net assets	$585,884
Capital shares outstanding	37,961
Net asset value per share	$15.43

Institutional Class:
Net assets	$6,950,335
Capital shares outstanding	472,953
Net asset value per share	$14.70

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $244)	$186,740
Total investment income	186,740

Expenses:
Management fees	58,884
Distribution and service fees:
Class A	14,103
Class C	3,396
Class P	677
Transfer agent fees:
Class A	6,072
Class C	1,015
Class P	916
Institutional Class	5,270
Registration fees	20,246
Professional fees	20,145
Trustees’ fees*	7,869
Fund accounting and administration fees	7,599
Custodian fees	2,593
Line of credit fees	245
Miscellaneous	5,284
Recoupment of previously waived fees:
Class A	14
Institutional Class	10
Total expenses	154,338
Less:
Expenses reimbursed by Adviser:
Class A	(10,693)
Class C	(1,015)
Class P	(919)
Institutional Class	(5,323)
Expenses waived by Adviser	(48,730)
Earnings credits applied	(1,503)
Total waived/reimbursed expenses	(68,183)
Net expenses	86,155
Net investment income	100,585

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	660,870
Net realized gain	660,870
Net change in unrealized appreciation (depreciation) on:
Investments	2,525,865
Net change in unrealized appreciation (depreciation)	2,525,865
Net realized and unrealized gain	3,186,735
Net increase in net assets resulting from operations	$3,287,320

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$100,585	$220,759
Net realized gain (loss) on investments	660,870	(163,225)
Net change in unrealized appreciation (depreciation) on investments	2,525,865	2,747,153
Net increase in net assets resulting from operations	3,287,320	2,804,687

Distributions to shareholders:
Class A	(41,717)	(96,839)
Class C	(1,283)	(2,833)
Class P	(2,977)	(7,333)
Institutional Class	(46,951)	(89,510)
Return of Capital:
Class A	—	(9,216)
Class C	—	(269)
Class P	—	(698)
Institutional Class	—	(8,520)
Total distributions to shareholders	(92,928)	(215,218)

Capital share transactions:
Proceeds from sale of shares
Class A	102,419	745,296
Class C	38,190	27,027
Class P	34,698	37,316
Institutional Class	140,818	179,708
Distributions reinvested
Class A	41,345	105,382
Class C	1,282	3,048
Class P	2,962	7,942
Institutional Class	46,517	97,642
Cost of shares redeemed
Class A	(2,895,616)	(1,073,586)
Class C	(93,105)	(345,240)
Class P	(98,406)	(413,008)
Institutional Class	(1,257,181)	(1,348,820)
Net decrease from capital share transactions	(3,936,077)	(1,977,293)
Net increase (decrease) in net assets	(741,685)	612,176

Net assets:
Beginning of period	16,947,790	16,335,614
End of period	$16,206,105	$16,947,790

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Capital share activity:
Shares sold
Class A	7,520	61,231
Class C	2,603	2,146
Class P	2,501	2,876
Institutional Class	11,687	15,749
Shares issued from reinvestment of distributions
Class A	2,896	8,554
Class C	91	245
Class P	205	638
Institutional Class	3,381	8,229
Shares redeemed
Class A	(230,245)	(88,251)
Class C	(6,640)	(27,717)
Class P	(7,261)	(33,443)
Institutional Class	(93,913)	(114,602)
Net decrease in shares	(307,175)	(164,345)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$12.40	$10.69	$14.59	$10.76	$12.00	$12.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.15	.11	.27	.30	.29
Net gain (loss) on investments (realized and unrealized)	2.85	1.70	(1.65)	3.99	(.91)	.05
Total from investment operations	2.93	1.85	(1.54)	4.26	(.61)	.34
Less distributions from:
Net investment income	(.08)	(.13)	(.09)	(.43)	(.31)	(.32)
Net realized gains	—	—	(2.23)	—	(.21)	(.57)
Return of capital	—	(.01)	(.04)	—	(.11)	—
Total distributions	(.08)	(.14)	(2.36)	(.43)	(.63)	(.89)
Net asset value, end of period	$15.25	$12.40	$10.69	$14.59	$10.76	$12.00

Total Return[c]	23.66%	17.34%	(14.13%)	39.75%	(5.16%)	3.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,932	$9,174	$8,103	$11,274	$5,357	$5,860
Ratios to average net assets:
Net investment income (loss)	1.19%	1.18%	0.85%	1.89%	2.73%	2.49%
Total expenses[d]	2.10%	2.10%	1.92%	1.91%	2.04%	1.95%
Net expenses[e,f,g]	1.19%	1.17%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	35%	73%	70%	157%	114%	110%

Class C	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$12.57	$10.83	$14.76	$10.86	$12.06	$12.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.05	—	.20	.22	.20
Net gain (loss) on investments (realized and unrealized)	2.89	1.74	(1.66)	3.99	(.92)	.07
Total from investment operations	2.92	1.79	(1.66)	4.19	(.70)	.27
Less distributions from:
Net investment income	(.03)	(.04)	— [i]	(.29)	(.18)	(.17)
Net realized gains	—	—	(2.23)	—	(.21)	(.57)
Return of capital	—	(.01)	(.04)	—	(.11)	—
Total distributions	(.03)	(.05)	(2.27)	(.29)	(.50)	(.74)
Net asset value, end of period	$15.46	$12.57	$10.83	$14.76	$10.86	$12.06

Total Return[c]	23.22%	16.55%	(14.78%)	38.60%	(5.84%)	2.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$738	$650	$834	$2,281	$3,651	$5,223
Ratios to average net assets:
Net investment income (loss)	0.46%	0.44%	0.02%	1.42%	1.92%	1.75%
Total expenses[d]	2.86%	2.90%	2.67%	2.70%	2.80%	2.64%
Net expenses[e,f,g]	1.95%	1.92%	1.95%	1.95%	1.96%	1.97%
Portfolio turnover rate	35%	73%	70%	157%	114%	110%

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$12.55	$10.82	$14.74	$10.84	$12.13	$12.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.15	.11	.27	.30	.29
Net gain (loss) on investments (realized and unrealized)	2.88	1.73	(1.68)	4.02	(.92)	.06
Total from investment operations	2.96	1.88	(1.57)	4.29	(.62)	.35
Less distributions from:
Net investment income	(.08)	(.14)	(.08)	(.39)	(.35)	(.32)
Net realized gains	—	—	(2.23)	—	(.21)	(.57)
Return of capital	—	(.01)	(.04)	—	(.11)	—
Total distributions	(.08)	(.15)	(2.35)	(.39)	(.67)	(.89)
Net asset value, end of period	$15.43	$12.55	$10.82	$14.74	$10.84	$12.13

Total Return	23.64%	17.43%	(14.18%)	39.72%	(5.13%)	3.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$586	$534	$784	$1,527	$1,093	$1,444
Ratios to average net assets:
Net investment income (loss)	1.20%	1.18%	0.80%	1.87%	2.60%	2.50%
Total expenses[d]	2.15%	2.25%	1.98%	1.93%	2.06%	2.06%
Net expenses[e,f,g]	1.19%	1.17%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	35%	73%	70%	157%	114%	110%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$11.94	$10.29	$14.14	$10.46	$11.70	$12.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.17	.14	.30	.32	.31
Net gain (loss) on investments (realized and unrealized)	2.75	1.65	(1.59)	3.86	(.88)	.05
Total from investment operations	2.85	1.82	(1.45)	4.16	(.56)	.36
Less distributions from:
Net investment income	(.09)	(.16)	(.13)	(.48)	(.36)	(.37)
Net realized gains	—	—	(2.23)	—	(.21)	(.57)
Return of capital	—	(.01)	(.04)	—	(.11)	—
Total distributions	(.09)	(.17)	(2.40)	(.48)	(.68)	(.94)
Net asset value, end of period	$14.70	$11.94	$10.29	$14.14	$10.46	$11.70

Total Return	23.93%	17.69%	(13.97%)	40.06%	(4.88%)	3.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,950	$6,591	$6,614	$10,101	$6,882	$8,979
Ratios to average net assets:
Net investment income (loss)	1.47%	1.43%	1.08%	2.22%	2.94%	2.76%
Total expenses[d]	1.72%	1.81%	1.62%	1.62%	1.80%	1.62%
Net expenses[e,f,g]	0.94%	0.92%	0.95%	0.95%	0.96%	0.97%
Portfolio turnover rate	35%	73%	70%	157%	114%	110%

[a]	Unaudited figures for the period ended March 31, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	0.00%[h]	—	—	—	0.00%[h]	—
Class C	—	—	—	—	0.00%[h]	—
Class P	—	—	—	—	—	—
Institutional Class	0.00%[h]	—	—	—	—	—

[h]	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	1.19%	1.17%	1.19%	1.20%	1.20%	1.21%
Class C	1.94%	1.92%	1.95%	1.95%	1.96%	1.96%
Class P	1.19%	1.17%	1.20%	1.20%	1.21%	1.21%
Institutional Class	0.94%	0.92%	0.94%	0.95%	0.95%	0.96%

I	Less than 0.01%.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2024

RBP® LARGE-CAP DEFENSIVE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Class A	April 27, 2010
Class C	April 18, 2011
Class P	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings	% of Total Net Assets
Microsoft Corp.	7.9%
Alphabet, Inc. — Class C	4.9%
Apple, Inc.	3.7%
NVIDIA Corp.	3.2%
Meta Platforms, Inc. — Class A	3.0%
Eli Lilly & Co.	2.7%
Mastercard, Inc. — Class A	2.3%
Merck & Company, Inc.	2.2%
Procter & Gamble Co.	2.2%
PepsiCo, Inc.	2.1%
Top Ten Total	34.2%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2024

Average Annual Returns*

Periods Ended March 31, 2024

	6 Month†	1 Year	5 Year	10 Year
Class A Shares	23.02%	25.93%	9.19%	8.93%
Class A Shares with sales charge‡	17.21%	19.98%	8.14%	8.28%
Class C Shares	22.59%	24.97%	8.37%	8.15%
Class C Shares with CDSC§	21.59%	23.97%	8.37%	8.15%
Class P Shares**	23.05%	25.83%	9.19%	8.96%
Institutional Class Shares	23.19%	26.21%	9.47%	9.24%
Guggenheim RBP Large-Cap Defensive IndexSM	23.86%	27.53%	10.56%	10.38%
Dow Jones U.S. Large-Cap Total Stock Market Index	23.70%	30.30%	14.86%	12.79%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Defensive IndexSM and the Dow Jones U.S Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as Class P shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value
COMMON STOCKS† - 98.3%

Consumer, Non-cyclical - 27.3%
Eli Lilly & Co.	276	$214,717
Merck & Company, Inc.	1,309	172,722
Procter & Gamble Co.	1,052	170,687
PepsiCo, Inc.	933	163,284
S&P Global, Inc.	322	136,995
Abbott Laboratories	1,200	136,392
Stryker Corp.	380	135,991
Constellation Brands, Inc. — Class A	495	134,521
Becton Dickinson & Co.	531	131,396
Cencora, Inc. — Class A	515	125,140
Mondelez International, Inc. — Class A	1,625	113,750
Boston Scientific Corp.*	1,461	100,064
Dexcom, Inc.*	719	99,725
Automatic Data Processing, Inc.	281	70,177
AbbVie, Inc.	356	64,828
Intuitive Surgical, Inc.*	123	49,088
Cigna Group	104	37,772
Coca-Cola Co.	592	36,219
Encompass Health Corp.	223	18,415
Edwards Lifesciences Corp.*	120	11,467
Quanta Services, Inc.	44	11,431
IDEXX Laboratories, Inc.*	11	5,939
Gartner, Inc.*	11	5,244
Booz Allen Hamilton Holding Corp.	34	5,047
Monster Beverage Corp.*	64	3,794
Total Consumer, Non-cyclical		2,154,805

Technology - 22.5%
Microsoft Corp.	1,472	619,300
Apple, Inc.	1,687	289,287
NVIDIA Corp.	276	249,382
Broadcom, Inc.	122	161,700
Accenture plc — Class A	375	129,979
Salesforce, Inc.	388	116,858
Oracle Corp.	447	56,148
Intuit, Inc.	51	33,150
Synopsys, Inc.*	51	29,146
ServiceNow, Inc.*	34	25,921
Cadence Design Systems, Inc.*	83	25,836
Roper Technologies, Inc.	32	17,947
SS&C Technologies Holdings, Inc.	210	13,518
CACI International, Inc. — Class A*	23	8,713
Total Technology		1,776,885

Communications - 15.8%
Alphabet, Inc. — Class C*	2,556	389,176
Meta Platforms, Inc. — Class A	484	235,021
Amazon.com, Inc.*	837	150,978
Walt Disney Co.	1,188	145,364
Arista Networks, Inc.*	448	129,911
T-Mobile US, Inc.	769	125,516
Motorola Solutions, Inc.	92	32,658
Netflix, Inc.*	49	29,759
Booking Holdings, Inc.	3	10,884
Total Communications		1,249,267

Financial - 15.5%
Mastercard, Inc. — Class A	374	180,107
Travelers Companies, Inc.	568	130,720
Prologis, Inc. REIT	984	128,136
Arch Capital Group Ltd.*	1,385	128,029
Intercontinental Exchange, Inc.	931	127,947
Marsh & McLennan Companies, Inc.	609	125,442
Everest Group Ltd.	280	111,300
Rexford Industrial Realty, Inc. REIT	1,657	83,347
Willis Towers Watson plc	228	62,700
Chubb Ltd.	206	53,381
Realty Income Corp. REIT	558	30,188
Tradeweb Markets, Inc. — Class A	206	21,459
Cboe Global Markets, Inc.	66	12,126
American Homes 4 Rent — Class A REIT	264	9,710
Equinix, Inc. REIT	8	6,603
Berkshire Hathaway, Inc. — Class B*	10	4,205
Erie Indemnity Co. — Class A	9	3,614
Total Financial		1,219,014

Consumer, Cyclical - 7.8%
Walmart, Inc.	2,543	153,012
TJX Companies, Inc.	1,287	130,528
Lululemon Athletica, Inc.*	229	89,459
McDonald’s Corp.	249	70,206
Costco Wholesale Corp.	91	66,669
Starbucks Corp.	330	30,159
Chipotle Mexican Grill, Inc. — Class A*	8	23,254
O’Reilly Automotive, Inc.*	17	19,191
PACCAR, Inc.	142	17,592
Hilton Worldwide Holdings, Inc.	54	11,519
Total Consumer, Cyclical		611,589

Utilities - 4.8%
NextEra Energy, Inc.	1,199	76,628
FirstEnergy Corp.	1,984	76,622
Southern Co.	959	68,799
Constellation Energy Corp.	361	66,731
CMS Energy Corp.	743	44,833
Entergy Corp.	284	30,013
Alliant Energy Corp.	229	11,541
Total Utilities		375,167

Industrial - 3.2%
Illinois Tool Works, Inc.	421	112,967
Eaton Corporation plc	95	29,705
FedEx Corp.	89	25,787
Boeing Co.*	106	20,457
Jacobs Solutions, Inc.	128	19,677
Vulcan Materials Co.	69	18,831
Ingersoll Rand, Inc.	105	9,970
HEICO Corp.	36	6,876
EMCOR Group, Inc.	15	5,253
Martin Marietta Materials, Inc.	8	4,912
Total Industrial		254,435

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2024
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value
Basic Materials - 1.4%
Linde plc	179	83,113
Ecolab, Inc.	68	15,701
Sherwin-Williams Co.	38	13,199
Total Basic Materials		112,013

Total Common Stocks
(Cost $6,356,120)		7,753,175

EXCHANGE-TRADED FUNDS† - 1.1%
SPDR S&P 500 ETF Trust	81	42,369
Vanguard S&P 500 ETF	88	42,301
Total Exchange-Traded Funds
(Cost $83,646)		84,670

Total Investments - 99.4%
(Cost $6,439,766)		$7,837,845
Other Assets & Liabilities, net - 0.6%		45,504
Total Net Assets - 100.0%		$7,883,349

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,753,175	$—	$—	$7,753,175
Exchange-Traded Funds	84,670	—	—	84,670
Total Assets	$7,837,845	$—	$—	$7,837,845

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

Assets:
Investments, at value (cost $6,439,766)	$7,837,845
Cash	35,456
Prepaid expenses	29,221
Receivables:
Dividends	5,820
Investment Adviser	3,598
Total assets	7,911,940

Liabilities:
Payable for:
Professional fees	15,980
Fund accounting and administration fees	2,824
Fund shares redeemed	2,525
Transfer agent fees	2,127
Custodian fees	1,793
Distribution and service fees	1,733
Trustees’ fees*	819
Due to Investment Adviser	7
Miscellaneous	783
Total liabilities	28,591
Net assets	$7,883,349

Net assets consist of:
Paid in capital	$6,425,918
Total distributable earnings (loss)	1,457,431
Net assets	$7,883,349
CLASS A:
Net assets	$2,800,904
Capital shares outstanding	251,269
Net asset value per share	$11.15
Maximum offering price per share (Net asset value divided by 95.25%)	$11.71
CLASS C:
Net assets	$497,289
Capital shares outstanding	48,228
Net asset value per share	$10.31
CLASS P:
Net assets	$238,049
Capital shares outstanding	20,449
Net asset value per share	$11.64

Institutional Class:
Net assets	$4,347,107
Capital shares outstanding	367,551
Net asset value per share	$11.83

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2024

Investment Income:
Dividends	$48,668
Total investment income	48,668

Expenses:
Management fees	28,678
Distribution and service fees:
Class A	4,037
Class C	2,245
Class P	264
Transfer agent fees:
Class A	4,529
Class C	801
Class P	575
Institutional Class	6,766
Registration fees	49,118
Professional fees	20,198
Trustees’ fees*	6,808
Fund accounting and administration fees	6,015
Custodian fees	2,761
Line of credit fees	107
Miscellaneous	4,836
Total expenses	137,738
Less:
Expenses reimbursed by Adviser:
Class A	(23,849)
Class C	(3,903)
Class P	(2,034)
Institutional Class	(36,063)
Expenses waived by Adviser	(29,851)
Earnings credits applied	(841)
Total waived/reimbursed expenses	(96,541)
Net expenses	41,197
Net investment income	7,471

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	472,447
Net realized gain	472,447
Net change in unrealized appreciation (depreciation) on:
Investments	1,111,131
Net change in unrealized appreciation (depreciation)	1,111,131
Net realized and unrealized gain	1,583,578
Net increase in net assets resulting from operations	$1,591,049

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,471	$22,545
Net realized gain (loss) on investments	472,447	(121,571)
Net change in unrealized appreciation (depreciation) on investments	1,111,131	1,363,452
Net increase in net assets resulting from operations	1,591,049	1,264,426

Distributions to shareholders:
Class A	(4,708)	(3,001)
Class P	(661)	—
Institutional Class	(17,623)	(6,932)
Total distributions to shareholders	(22,992)	(9,933)

Capital share transactions:
Proceeds from sale of shares
Class A	114,578	245,999
Class C	25,000	14,005
Class P	6,119	33,949
Institutional Class	181	1,101,063
Distributions reinvested
Class A	4,429	2,830
Class P	661	—
Institutional Class	17,443	6,871
Cost of shares redeemed
Class A	(413,006)	(1,613,695)
Class C	(26,611)	(796,595)
Class P	(1,950)	(172,016)
Institutional Class	(737,640)	(1,225,135)
Net decrease from capital share transactions	(1,010,796)	(2,402,724)
Net increase (decrease) in net assets	557,261	(1,148,231)

Net assets:
Beginning of period	7,326,088	8,474,319
End of period	$7,883,349	$7,326,088

Capital share activity:
Shares sold
Class A	11,024	28,433
Class C	2,613	1,685
Class P	571	3,671
Institutional Class	17	128,942
Shares issued from reinvestment of distributions
Class A	450	327
Class P	64	—
Institutional Class	1,671	749
Shares redeemed
Class A	(40,128)	(193,751)
Class C	(2,775)	(103,343)
Class P	(192)	(18,715)
Institutional Class	(68,454)	(133,998)
Net decrease in shares	(95,139)	(286,000)

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.08	$7.80	$12.15	$10.46	$11.06	$12.09
Income (loss) from investment operations:
Net investment income (loss)[b]	—	.02	.01	—	.06	.06
Net gain (loss) on investments (realized and unrealized)	2.09	1.27	(1.44)	1.96	.11	.65
Total from investment operations	2.09	1.29	(1.43)	1.96	.17	.71
Less distributions from:
Net investment income	(.02)	(.01)	—	(.03)	(.05)	(.03)
Net realized gains	—	—	(2.92)	(.24)	(.72)	(1.71)
Total distributions	(.02)	(.01)	(2.92)	(.27)	(.77)	(1.74)
Net asset value, end of period	$11.15	$9.08	$7.80	$12.15	$10.46	$11.06

Total Return[c]	23.02%	16.54%	(17.94%)	18.97%	1.40%	8.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,801	$2,541	$3,471	$4,494	$3,821	$4,698
Ratios to average net assets:
Net investment income (loss)	0.09%	0.18%	0.06%	0.01%	0.56%	0.54%
Total expenses[d]	3.75%	3.14%	2.81%	2.70%	2.48%	2.26%
Net expenses[e,f,g]	1.20%	1.17%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	37%	68%	79%	123%	100%	96%

Class C	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$8.42	$7.28	$11.58	$10.03	$10.65	$11.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.05)	(.06)	(.08)	(.02)	(.02)
Net gain (loss) on investments (realized and unrealized)	1.92	1.19	(1.32)	1.87	.12	.62
Total from investment operations	1.89	1.14	(1.38)	1.79	.10	.60
Less distributions from:
Net realized gains	—	—	(2.92)	(.24)	(.72)	(1.71)
Total distributions	—	—	(2.92)	(.24)	(.72)	(1.71)
Net asset value, end of period	$10.31	$8.42	$7.28	$11.58	$10.03	$10.65

Total Return[c]	22.59%	15.66%	(18.60%)	18.03%	0.74%	7.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$497	$407	$1,092	$1,539	$2,595	$3,882
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.62%)	(0.66%)	(0.70%)	(0.19%)	(0.20%)
Total expenses[d]	4.47%	3.88%	3.54%	3.41%	3.22%	2.94%
Net expenses[e,f,g]	1.95%	1.93%	1.95%	1.95%	1.96%	1.97%
Portfolio turnover rate	37%	68%	79%	123%	100%	96%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.50	$8.15	$12.58	$10.82	$11.41	$12.41
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.02	.01	—	.06	.06
Net gain (loss) on investments (realized and unrealized)	2.16	1.33	(1.52)	2.03	.12	.67
Total from investment operations	2.17	1.35	(1.51)	2.03	.18	.73
Less distributions from:
Net investment income	(.03)	—	—	(.03)	(.05)	(.02)
Net realized gains	—	—	(2.92)	(.24)	(.72)	(1.71)
Total distributions	(.03)	—	(2.92)	(.27)	(.77)	(1.73)
Net asset value, end of period	$11.64	$9.50	$8.15	$12.58	$10.82	$11.41

Total Return	23.05%	16.56%	(17.97%)	18.98%	1.44%	8.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$238	$190	$286	$327	$318	$443
Ratios to average net assets:
Net investment income (loss)	0.10%	0.21%	0.07%	0.01%	0.56%	0.53%
Total expenses[d]	3.90%	3.32%	2.89%	2.76%	2.54%	2.30%
Net expenses[e,f,g]	1.20%	1.18%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	37%	68%	79%	123%	100%	96%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.64	$8.27	$12.69	$10.93	$11.52	$12.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.04	.03	.03	.09	.09
Net gain (loss) on investments (realized and unrealized)	2.21	1.34	(1.53)	2.04	.12	.68
Total from investment operations	2.23	1.38	(1.50)	2.07	.21	.77
Less distributions from:
Net investment income	(.04)	(.01)	—	(.07)	(.08)	(.06)
Net realized gains	—	—	(2.92)	(.24)	(.72)	(1.71)
Total distributions	(.04)	(.01)	(2.92)	(.31)	(.80)	(1.77)
Net asset value, end of period	$11.83	$9.64	$8.27	$12.69	$10.93	$11.52

Total Return	23.19%	16.74%	(17.68%)	19.23%	1.69%	8.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,347	$4,188	$3,626	$4,676	$5,468	$6,286
Ratios to average net assets:
Net investment income (loss)	0.35%	0.46%	0.31%	0.26%	0.81%	0.80%
Total expenses[d]	3.41%	2.82%	2.51%	2.40%	2.23%	1.97%
Net expenses[e,f,g]	0.95%	0.92%	0.95%	0.95%	0.96%	0.97%
Portfolio turnover rate	37%	68%	79%	123%	100%	96%

[a]	Unaudited figures for the period ended March 31, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	—	—	—	—	—	—
Class C	—	0.00%[h]	—	—	0.00%[h]	—
Class P	—	—	—	—	—	—
Institutional Class	—	—	—	—	—	—

[h]	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	1.19%	1.17%	1.19%	1.20%	1.21%	1.21%
Class C	1.94%	1.92%	1.94%	1.95%	1.96%	1.96%
Class P	1.19%	1.17%	1.19%	1.20%	1.21%	1.21%
Institutional Class	0.94%	0.91%	0.94%	0.95%	0.96%	0.96%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2024

RBP® LARGE-CAP MARKET FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Class A	April 27, 2010
Class C	April 18, 2011
Class P	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings	% of Total Net Assets
Microsoft Corp.	7.5%
Alphabet, Inc. — Class C	4.3%
Apple, Inc.	4.2%
NVIDIA Corp.	3.7%
Meta Platforms, Inc. — Class A	3.1%
Amazon.com, Inc.	2.5%
Broadcom, Inc.	2.2%
Mastercard, Inc. — Class A	1.8%
Merck & Company, Inc.	1.7%
Salesforce, Inc.	1.5%
Top Ten Total	32.5%

“Ten Largest Holdings” excludes any temporary cash investments.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2024

Average Annual Returns*

Periods Ended March 31, 2024

	6 Month†	1 Year	5 Year	10 Year
Class A Shares	24.31%	28.84%	11.16%	10.05%
Class A Shares with sales charge‡	18.43%	22.66%	10.08%	9.40%
Class C Shares	23.77%	27.81%	10.33%	9.26%
Class C Shares with CDSC§	22.77%	26.81%	10.33%	9.26%
Class P Shares**	24.31%	28.76%	11.15%	10.08%
Institutional Class Shares	24.44%	29.15%	11.45%	10.36%
Guggenheim RBP Large-Cap Market IndexSM	25.20%	30.50%	12.55%	11.52%
Dow Jones U.S. Large-Cap Total Stock Market Index	23.70%	30.30%	14.86%	12.79%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Market IndexSM and the Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce its reported returns.

**	F-1 Class shares redesignated as Class P shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024
RBP® LARGE-CAP MARKET FUND

	Shares	Value
COMMON STOCKS† - 98.7%

Technology - 26.3%
Microsoft Corp.	1,986	$835,550
Apple, Inc.	2,765	474,142
NVIDIA Corp.	454	410,216
Broadcom, Inc.	185	245,201
Salesforce, Inc.	563	169,564
Accenture plc — Class A	434	150,429
Applied Materials, Inc.	718	148,073
ServiceNow, Inc.*	185	141,044
Oracle Corp.	1,104	138,674
Advanced Micro Devices, Inc.*	567	102,338
NetApp, Inc.	644	67,600
Roper Technologies, Inc.	37	20,751
Synopsys, Inc.*	24	13,716
Cadence Design Systems, Inc.*	39	12,140
SS&C Technologies Holdings, Inc.	119	7,660
Total Technology		2,937,098

Consumer, Non-cyclical - 18.3%
Merck & Company, Inc.	1,465	193,307
Abbott Laboratories	1,327	150,827
Procter & Gamble Co.	898	145,700
Cigna Group	383	139,102
S&P Global, Inc.	326	138,697
Becton Dickinson & Co.	516	127,684
Dexcom, Inc.*	915	126,911
Constellation Brands, Inc. — Class A	448	121,748
Cencora, Inc. — Class A	492	119,551
Eli Lilly & Co.	144	112,026
IDEXX Laboratories, Inc.*	200	107,986
AbbVie, Inc.	571	103,979
Encompass Health Corp.	1,193	98,518
PepsiCo, Inc.	311	54,428
Insulet Corp.*	297	50,906
GE HealthCare Technologies, Inc.	503	45,728
Global Payments, Inc.	332	44,375
Edwards Lifesciences Corp.*	452	43,193
Mondelez International, Inc. — Class A	345	24,150
Stryker Corp.	65	23,261
WillScot Mobile Mini Holdings Corp.*	385	17,902
Boston Scientific Corp.*	240	16,438
United Rentals, Inc.	16	11,538
Quanta Services, Inc.	33	8,573
Automatic Data Processing, Inc.	31	7,742
WEX, Inc.*	28	6,651
Paylocity Holding Corp.*	23	3,953
Total Consumer, Non-cyclical		2,044,874

Communications - 14.4%
Alphabet, Inc. — Class C*	3,192	486,014
Meta Platforms, Inc. — Class A	717	348,161
Amazon.com, Inc.*	1,524	274,899
T-Mobile US, Inc.	740	120,783
Walt Disney Co.	933	114,162
Palo Alto Networks, Inc.*	380	107,969
Motorola Solutions, Inc.	268	95,135
Airbnb, Inc. — Class A*	402	66,314
Total Communications		1,613,437

Financial - 13.5%
Mastercard, Inc. — Class A	420	202,259
Chubb Ltd.	527	136,562
Travelers Companies, Inc.	560	128,878
Intercontinental Exchange, Inc.	911	125,199
American Tower Corp. — Class A REIT	574	113,416
Prologis, Inc. REIT	867	112,901
Globe Life, Inc.	679	79,015
Ameriprise Financial, Inc.	176	77,165
Hartford Financial Services Group, Inc.	645	66,467
Berkshire Hathaway, Inc. — Class B*	150	63,078
American International Group, Inc.	725	56,673
Alexandria Real Estate Equities, Inc. REIT	437	56,334
Marsh & McLennan Companies, Inc.	268	55,203
Everest Group Ltd.	110	43,725
Realty Income Corp. REIT	731	39,547
Allstate Corp.	209	36,159
Unum Group	594	31,874
Willis Towers Watson plc	83	22,825
JPMorgan Chase & Co.	103	20,631
Sun Communities, Inc. REIT	134	17,230
Arch Capital Group Ltd.*	170	15,715
W R Berkley Corp.	83	7,341
Total Financial		1,508,197

Consumer, Cyclical - 13.0%
Tesla, Inc.*	963	169,286
Walmart, Inc.	2,733	164,445
Starbucks Corp.	1,448	132,333
TJX Companies, Inc.	1,274	129,209
Target Corp.	712	126,173
United Airlines Holdings, Inc.*	2,565	122,812
Delta Air Lines, Inc.	1,882	90,092
Hilton Worldwide Holdings, Inc.	414	88,310
Lululemon Athletica, Inc.*	224	87,505
Las Vegas Sands Corp.	1,303	67,365
Chipotle Mexican Grill, Inc. — Class A*	23	66,856
McDonald’s Corp.	233	65,694
General Motors Co.	967	43,853
Costco Wholesale Corp.	49	35,899
Domino’s Pizza, Inc.	36	17,888
BJ’s Wholesale Club Holdings, Inc.*	214	16,189
Marriott International, Inc. — Class A	41	10,345
Yum! Brands, Inc.	69	9,567
Wynn Resorts Ltd.	81	8,281
Southwest Airlines Co.	164	4,787
Total Consumer, Cyclical		1,456,889

Industrial - 6.1%
Caterpillar, Inc.	447	163,794
Boeing Co.*	677	130,654
Lockheed Martin Corp.	199	90,519
FedEx Corp.	246	71,276

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2024
RBP® LARGE-CAP MARKET FUND

	Shares	Value
Illinois Tool Works, Inc.	256	$68,693
Johnson Controls International plc	801	52,321
Middleby Corp.*	213	34,248
Jacobs Solutions, Inc.	173	26,595
Fortive Corp.	219	18,839
Ball Corp.	260	17,514
AECOM	59	5,787
TransDigm Group, Inc.	3	3,695
Total Industrial		683,935

Energy - 3.4%
EOG Resources, Inc.	984	125,794
Occidental Petroleum Corp.	1,926	125,171
Targa Resources Corp.	552	61,819
Antero Resources Corp.*	1,172	33,988
ONEOK, Inc.	372	29,823
Total Energy		376,595

Utilities - 2.4%
Constellation Energy Corp.	694	128,286
Entergy Corp.	690	72,919
NextEra Energy, Inc.	1,021	65,252
Total Utilities		266,457

Basic Materials - 1.3%
Mosaic Co.	1,685	54,695
Cleveland-Cliffs, Inc.*	1,240	28,198
Steel Dynamics, Inc.	171	25,347
Sherwin-Williams Co.	56	19,450
Ecolab, Inc.	49	11,314
PPG Industries, Inc.	65	9,419
Total Basic Materials		148,423

Total Common Stocks
(Cost $8,889,898)		11,035,905

EXCHANGE-TRADED FUNDS† - 0.3%
SPDR S&P 500 ETF Trust	27	14,123
Vanguard S&P 500 ETF	29	13,940
Total Exchange-Traded Funds
(Cost $27,624)		28,063

Total Investments - 99.0%
(Cost $8,917,522)		$11,063,968
Other Assets & Liabilities, net - 1.0%		111,940
Total Net Assets - 100.0%		$11,175,908

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,035,905	$—	$—	$11,035,905
Exchange-Traded Funds	28,063	—	—	28,063
Total Assets	$11,063,968	$—	$—	$11,063,968

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

RBP® LARGE-CAP MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

Assets:
Investments, at value (cost $8,917,522)	$11,063,968
Cash	52,621
Prepaid expenses	63,157
Receivables:
Investment Adviser	10,963
Dividends	4,775
Total assets	11,195,484

Liabilities:
Payable for:
Professional fees	7,036
Distribution and service fees	3,866
Fund accounting and administration fees	2,864
Transfer agent fees	2,124
Trustees’ fees*	1,622
Custodian fees	1,426
Due to Investment Adviser	11
Miscellaneous	627
Total liabilities	19,576
Net assets	$11,175,908

Net assets consist of:
Paid in capital	$8,286,166
Total distributable earnings (loss)	2,889,742
Net assets	$11,175,908
CLASS A:
Net assets	$8,161,685
Capital shares outstanding	679,783
Net asset value per share	$12.01
Maximum offering price per share (Net asset value divided by 95.25%)	$12.61
CLASS C:
Net assets	$1,124,223
Capital shares outstanding	106,322
Net asset value per share	$10.57
CLASS P:
Net assets	$130,996
Capital shares outstanding	10,423
Net asset value per share	$12.57

Institutional Class:
Net assets	$1,759,004
Capital shares outstanding	132,665
Net asset value per share	$13.26

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2024

Investment Income:
Dividends	$67,399
Total investment income	67,399

Expenses:
Management fees	42,126
Distribution and service fees:
Class A	11,450
Class C	5,044
Class P	238
Transfer agent fees:
Class A	8,032
Class C	1,143
Class P	469
Institutional Class	3,215
Professional fees	19,162
Registration fees	14,609
Trustees’ fees*	7,869
Fund accounting and administration fees	6,721
Custodian fees	2,557
Line of credit fees	154
Miscellaneous	4,450
Recoupment of previously waived fees:
Class A	14
Total expenses	127,253
Less:
Expenses reimbursed by Adviser:
Class A	(17,327)
Class C	(2,110)
Class P	(628)
Institutional Class	(4,817)
Expenses waived by Adviser	(34,477)
Earnings credits applied	(1,485)
Total waived/reimbursed expenses	(60,844)
Net expenses	66,409
Net investment income	990

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	807,773
Net realized gain	807,773
Net change in unrealized appreciation (depreciation) on:
Investments	1,636,724
Net change in unrealized appreciation (depreciation)	1,636,724
Net realized and unrealized gain	2,444,497
Net increase in net assets resulting from operations	$2,445,487

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$990	$23,202
Net realized gain (loss) on investments	807,773	(46,505)
Net change in unrealized appreciation (depreciation) on investments	1,636,724	1,594,834
Net increase in net assets resulting from operations	2,445,487	1,571,531

Distributions to shareholders:
Class A	(6,381)	(184,932)
Class C	—	(60,197)
Class P	(158)	(4,151)
Institutional Class	(10,544)	(98,578)
Total distributions to shareholders	(17,083)	(347,858)

Capital share transactions:
Proceeds from sale of shares
Class A	57,141	989,496
Class C	3,000	10,409
Class P	4,715	41,353
Institutional Class	18,044	340,511
Distributions reinvested
Class A	5,803	166,750
Class C	—	60,197
Class P	151	4,019
Institutional Class	10,457	97,091
Cost of shares redeemed
Class A	(285,751)	(641,953)
Class C	(4,664)	(1,189,561)
Class P	(100,704)	(9,840)
Institutional Class	(1,998,703)	(494,069)
Net decrease from capital share transactions	(2,290,511)	(625,597)
Net increase in net assets	137,893	598,076

Net assets:
Beginning of period	11,038,015	10,439,939
End of period	$11,175,908	$11,038,015

Capital share activity:
Shares sold
Class A	5,259	101,467
Class C	306	1,192
Class P	441	4,030
Institutional Class	1,467	32,654
Shares issued from reinvestment of distributions
Class A	543	18,027
Class C	—	7,323
Class P	14	415
Institutional Class	888	9,519
Shares redeemed
Class A	(27,267)	(67,987)
Class C	(488)	(139,936)
Class P	(8,269)	(1,013)
Institutional Class	(165,574)	(46,482)
Net decrease in shares	(192,680)	(80,791)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.67	$8.64	$13.30	$10.90	$10.71	$12.04
Income (loss) from investment operations:
Net investment income (loss)[b]	—	.02	.01	(.01)	.02	.03
Net gain (loss) on investments (realized and unrealized)	2.35	1.30	(1.79)	2.96	.88	.25
Total from investment operations	2.35	1.32	(1.78)	2.95	.90	.28
Less distributions from:
Net investment income	(.01)	(.01)	—	—	(.01)	—
Net realized gains	—	(.28)	(2.88)	(.55)	(.70)	(1.61)
Total distributions	(.01)	(.29)	(2.88)	(.55)	(.71)	(1.61)
Net asset value, end of period	$12.01	$9.67	$8.64	$13.30	$10.90	$10.71

Total Return[c]	24.31%	15.38%	(18.71%)	27.82%	8.57%	4.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,162	$6,782	$5,614	$6,973	$4,372	$4,651
Ratios to average net assets:
Net investment income (loss)	0.03%	0.23%	0.10%	(0.11%)	0.17%	0.32%
Total expenses[d]	2.29%	2.53%	2.50%	2.48%	2.64%	2.29%
Net expenses[e,f,g]	1.20%	1.18%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	34%	68%	67%	105%	76%	81%

Class C	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$8.54	$7.71	$12.23	$10.13	$10.07	$11.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.04)	(.07)	(.10)	(.06)	(.04)
Net gain (loss) on investments (realized and unrealized)	2.06	1.15	(1.57)	2.75	.82	.22
Total from investment operations	2.03	1.11	(1.64)	2.65	.76	.18
Less distributions from:
Net realized gains	—	(.28)	(2.88)	(.55)	(.70)	(1.61)
Total distributions	—	(.28)	(2.88)	(.55)	(.70)	(1.61)
Net asset value, end of period	$10.57	$8.54	$7.71	$12.23	$10.13	$10.07

Total Return[c]	23.77%	14.49%	(19.30%)	26.94%	7.69%	3.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,124	$910	$1,834	$3,360	$4,859	$6,223
Ratios to average net assets:
Net investment income (loss)	(0.73%)	(0.49%)	(0.69%)	(0.83%)	(0.57%)	(0.42%)
Total expenses[d]	2.99%	3.22%	3.16%	3.22%	3.32%	2.92%
Net expenses[e,f,g]	1.95%	1.93%	1.95%	1.95%	1.96%	1.97%
Portfolio turnover rate	34%	68%	67%	105%	76%	81%

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$10.12	$9.03	$13.78	$11.28	$11.06	$12.37
Income (loss) from investment operations:
Net investment income (loss)[b]	—	.02	.01	(.01)	.02	.04
Net gain (loss) on investments (realized and unrealized)	2.46	1.36	(1.88)	3.06	.91	.26
Total from investment operations	2.46	1.38	(1.87)	3.05	.93	.30
Less distributions from:
Net investment income	(.01)	(.01)	—	—	(.01)	—
Net realized gains	—	(.28)	(2.88)	(.55)	(.70)	(1.61)
Total distributions	(.01)	(.29)	(2.88)	(.55)	(.71)	(1.61)
Net asset value, end of period	$12.57	$10.12	$9.03	$13.78	$11.28	$11.06

Total Return	24.31%	15.38%	(18.72%)	27.76%	8.54%	4.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131	$185	$134	$232	$131	$154
Ratios to average net assets:
Net investment income (loss)	0.04%	0.22%	0.09%	(0.10%)	0.17%	0.35%
Total expenses[d]	2.47%	2.75%	2.67%	2.61%	2.79%	2.34%
Net expenses[e,f,g]	1.20%	1.18%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	34%	68%	67%	105%	76%	81%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$10.69	$9.52	$14.36	$11.70	$11.44	$12.71
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.05	.04	.02	.05	.07
Net gain (loss) on investments (realized and unrealized)	2.59	1.44	(2.00)	3.19	.95	.27
Total from investment operations	2.61	1.49	(1.96)	3.21	1.00	.34
Less distributions from:
Net investment income	(.04)	(.04)	—	—	(.04)	—
Net realized gains	—	(.28)	(2.88)	(.55)	(.70)	(1.61)
Total distributions	(.04)	(.32)	(2.88)	(.55)	(.74)	(1.61)
Net asset value, end of period	$13.26	$10.69	$9.52	$14.36	$11.70	$11.44

Total Return	24.44%	15.75%	(18.56%)	28.15%	8.90%	4.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,759	$3,162	$2,859	$3,488	$1,634	$3,747
Ratios to average net assets:
Net investment income (loss)	0.28%	0.49%	0.34%	0.13%	0.47%	0.59%
Total expenses[d]	1.92%	2.23%	2.18%	2.15%	2.25%	1.96%
Net expenses[e,f,g]	0.95%	0.93%	0.95%	0.95%	0.96%	0.97%
Portfolio turnover rate	34%	68%	67%	105%	76%	81%

[a]	Unaudited figures for the period ended March 31, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	0.00%*	0.00%*	—	—	—	—
Class C	—	—	—	—	0.00%*	—
Class P	—	—	—	—	—	—
Institutional Class	—	—	—	—	—	—

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	1.20%	1.18%	1.19%	1.20%	1.21%	1.21%
Class C	1.95%	1.93%	1.95%	1.95%	1.96%	1.96%
Class P	1.20%	1.18%	1.19%	1.20%	1.21%	1.21%
Institutional Class	0.95%	0.93%	0.94%	0.95%	0.96%	0.96%

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2024

RBP® LARGE-CAP VALUE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Class A	April 18, 2011
Class C	April 18, 2011
Class P	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings	% of Total Net Assets
Home Depot, Inc.	2.7%
Merck & Company, Inc.	2.5%
Berkshire Hathaway, Inc. — Class B	2.4%
iShares S&P 500 Value ETF	2.2%
Procter & Gamble Co.	2.1%
Walt Disney Co.	2.1%
Walmart, Inc.	2.0%
JPMorgan Chase & Co.	2.0%
Caterpillar, Inc.	1.9%
Abbott Laboratories	1.8%
Top Ten Total	21.7%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2024

Average Annual Returns*

Periods Ended March 31, 2024

	6 Month†	1 Year	5 Year	10 Year
Class A Shares	19.55%	15.72%	7.90%	7.88%
Class A Shares with sales charge‡	13.90%	10.21%	6.86%	7.24%
Class C Shares	19.05%	14.81%	7.07%	7.06%
Class C Shares with CDSC§	18.05%	13.81%	7.07%	7.06%
Class P Shares**	19.47%	15.71%	7.87%	7.90%
Institutional Class Shares	19.70%	15.98%	8.16%	8.17%
Guggenheim RBP® Large-Cap Value IndexSM	20.39%	17.17%	9.12%	9.28%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	19.35%	18.77%	9.77%	9.27%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Value Total Stock Market Index and Guggenheim RBP Large-Cap Value IndexSM are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Class F-1 shares redesignated as Class P shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024
RBP® LARGE-CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 96.5%

Financial - 21.8%
Berkshire Hathaway, Inc. — Class B*	263	$110,597
JPMorgan Chase & Co.	463	92,739
Chubb Ltd.	263	68,151
Prologis, Inc. REIT	502	65,370
Marsh & McLennan Companies, Inc.	299	61,588
American International Group, Inc.	785	61,364
Ameriprise Financial, Inc.	134	58,751
Intercontinental Exchange, Inc.	391	53,735
Hartford Financial Services Group, Inc.	507	52,246
American Express Co.	227	51,686
American Tower Corp. — Class A REIT	261	51,571
Travelers Companies, Inc.	222	51,091
Unum Group	852	45,718
Arch Capital Group Ltd.*	398	36,791
Globe Life, Inc.	252	29,325
Sun Communities, Inc. REIT	156	20,059
Equity LifeStyle Properties, Inc. REIT	234	15,070
Willis Towers Watson plc	49	13,475
Alexandria Real Estate Equities, Inc. REIT	101	13,020
Realty Income Corp. REIT	231	12,497
Welltower, Inc. REIT	96	8,970
Cboe Global Markets, Inc.	46	8,451
W R Berkley Corp.	93	8,225
Equity Residential REIT	125	7,889
Corebridge Financial, Inc.	207	5,947
Erie Indemnity Co. — Class A	10	4,016
Iron Mountain, Inc. REIT	40	3,208
Bank of America Corp.	28	1,062
Total Financial		1,012,612

Consumer, Non-cyclical - 21.7%
Merck & Company, Inc.	881	116,248
Procter & Gamble Co.	589	95,565
Abbott Laboratories	740	84,108
PepsiCo, Inc.	427	74,729
AbbVie, Inc.	383	69,744
Boston Scientific Corp.*	860	58,901
Becton Dickinson & Co.	238	58,893
Cencora, Inc. — Class A	233	56,617
Automatic Data Processing, Inc.	223	55,692
Kroger Co.	944	53,931
Global Payments, Inc.	387	51,727
Mondelez International, Inc. — Class A	674	47,180
Stryker Corp.	117	41,871
Johnson & Johnson	229	36,225
Coca-Cola Co.	554	33,894
Amgen, Inc.	118	33,550
GE HealthCare Technologies, Inc.	282	25,637
Hologic, Inc.*	92	7,172
Keurig Dr Pepper, Inc.	92	2,822
Agilent Technologies, Inc.	15	2,183
Quanta Services, Inc.	8	2,078
Total Consumer, Non-cyclical		1,008,767

Consumer, Cyclical - 16.5%
Home Depot, Inc.	329	126,205
Walmart, Inc.	1,572	94,587
General Motors Co.	1,336	60,588
Starbucks Corp.	620	56,662
Target Corp.	318	56,353
NIKE, Inc. — Class B	595	55,918
TJX Companies, Inc.	520	52,738
Delta Air Lines, Inc.	1,089	52,130
United Airlines Holdings, Inc.*	1,067	51,088
BJ’s Wholesale Club Holdings, Inc.*	568	42,969
Southwest Airlines Co.	1,336	38,998
Las Vegas Sands Corp.	593	30,658
MGM Resorts International*	473	22,331
McDonald’s Corp.	40	11,278
Yum! Brands, Inc.	48	6,655
Cummins, Inc.	16	4,714
Total Consumer, Cyclical		763,872

Industrial - 13.6%
Caterpillar, Inc.	240	87,943
Boeing Co.*	333	64,266
FedEx Corp.	192	55,630
Northrop Grumman Corp.	113	54,089
TE Connectivity Ltd.	360	52,287
Jacobs Solutions, Inc.	325	49,963
Middleby Corp.*	292	46,950
Lockheed Martin Corp.	96	43,667
Illinois Tool Works, Inc.	140	37,566
Keysight Technologies, Inc.*	194	30,338
Republic Services, Inc. — Class A	146	27,950
AMETEK, Inc.	111	20,302
Johnson Controls International plc	295	19,269
Ball Corp.	269	18,120
Ingersoll Rand, Inc.	126	11,964
Fortive Corp.	93	8,000
AECOM	27	2,648
Total Industrial		630,952

Technology - 6.1%
Oracle Corp.	624	78,381
Applied Materials, Inc.	353	72,800
NetApp, Inc.	461	48,391
Manhattan Associates, Inc.*	180	45,041
Akamai Technologies, Inc.*	269	29,256
SS&C Technologies Holdings, Inc.	118	7,596
Total Technology		281,465

Energy - 5.5%
Occidental Petroleum Corp.	845	54,917
Exxon Mobil Corp.	411	47,775
Phillips 66	240	39,202
Antero Resources Corp.*	1,248	36,192
Schlumberger N.V.	596	32,667
HF Sinclair Corp.	228	13,764
Chevron Corp.	79	12,461
Marathon Oil Corp.	436	12,356

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2024
RBP® LARGE-CAP VALUE FUND

	Shares	Value
ONEOK, Inc.	83	$6,654
Total Energy		255,988

Communications - 4.8%
Walt Disney Co.	781	95,563
AT&T, Inc.	3,711	65,313
Motorola Solutions, Inc.	157	55,732
Match Group, Inc.*	166	6,023
Total Communications		222,631

Utilities - 4.1%
NextEra Energy, Inc.	1,163	74,328
Entergy Corp.	421	44,491
FirstEnergy Corp.	1,102	42,559
American Electric Power Company, Inc.	343	29,532
Total Utilities		190,910

Basic Materials - 2.4%
Steel Dynamics, Inc.	196	29,053
Ecolab, Inc.	123	28,401
Mosaic Co.	848	27,526
Nucor Corp.	79	15,634
PPG Industries, Inc.	71	10,288
Total Basic Materials		110,902

Total Common Stocks
(Cost $3,898,041)		4,478,099
EXCHANGE-TRADED FUNDS† - 2.2%
iShares S&P 500 Value ETF	545	101,811
Total Exchange-Traded Funds
(Cost $99,373)		101,811

Total Investments - 98.7%
(Cost $3,997,414)		$4,579,910
Other Assets & Liabilities, net - 1.3%		59,649
Total Net Assets - 100.0%		$4,639,559

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,478,099	$—	$—	$4,478,099
Exchange-Traded Funds	101,811	—	—	101,811
Total Assets	$4,579,910	$—	$—	$4,579,910

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

Assets:
Investments, at value (cost $3,997,414)	$4,579,910
Cash	18,282
Prepaid expenses	51,567
Receivables:
Investment Adviser	5,886
Dividends	4,607
Securities sold	373
Other assets	43
Total assets	4,660,668

Liabilities:
Payable for:
Professional fees	12,326
Fund accounting and administration fees	2,809
Trustees’ fees*	2,208
Transfer agent fees	1,963
Distribution and service fees	389
Miscellaneous	1,414
Total liabilities	21,109
Net assets	$4,639,559

Net assets consist of:
Paid in capital	$3,887,103
Total distributable earnings (loss)	752,456
Net assets	$4,639,559
CLASS A:
Net assets	$341,751
Capital shares outstanding	30,062
Net asset value per share	$11.37
Maximum offering price per share (Net asset value divided by 95.25%)	$11.94
CLASS C:
Net assets	$343,331
Capital shares outstanding	30,562
Net asset value per share	$11.23
CLASS P:
Net assets	$164,167
Capital shares outstanding	14,715
Net asset value per share	$11.16

Institutional Class:
Net assets	$3,790,310
Capital shares outstanding	322,120
Net asset value per share	$11.77

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2024

Investment Income:
Dividends	$44,714
Total investment income	44,714

Expenses:
Management fees	15,709
Distribution and service fees:
Class A	449
Class C	1,543
Class P	189
Transfer agent fees:
Class A	1,111
Class C	990
Class P	641
Institutional Class	9,823
Registration fees	24,281
Professional fees	17,592
Trustees’ fees*	8,235
Fund accounting and administration fees	5,335
Custodian fees	1,065
Line of credit fees	79
Miscellaneous	4,917
Total expenses	91,959
Less:
Expenses reimbursed by Adviser:
Class A	(4,418)
Class C	(4,016)
Class P	(2,124)
Institutional Class	(43,131)
Expenses waived by Adviser	(16,352)
Earnings credits applied	(402)
Total waived/reimbursed expenses	(70,443)
Net expenses	21,516
Net investment income	23,198

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	164,179
Net realized gain	164,179
Net change in unrealized appreciation (depreciation) on:
Investments	577,160
Net change in unrealized appreciation (depreciation)	577,160
Net realized and unrealized gain	741,339
Net increase in net assets resulting from operations	$764,537

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,198	$52,140
Net realized gain on investments	164,179	13,290
Net change in unrealized appreciation (depreciation) on investments	577,160	345,026
Net increase in net assets resulting from operations	764,537	410,456

Distributions to shareholders:
Class A	(5,657)	(14,416)
Class C	(1,550)	(10,493)
Class P	(3,243)	(8,672)
Institutional Class	(47,128)	(116,795)
Total distributions to shareholders	(57,578)	(150,376)

Capital share transactions:
Proceeds from sale of shares
Class A	1,183	33,676
Class C	2	273
Class P	637	50,642
Institutional Class	808	300
Distributions reinvested
Class A	5,657	14,416
Class C	1,550	10,493
Class P	3,089	8,513
Institutional Class	47,128	116,795
Cost of shares redeemed
Class A	(37,055)	(203,406)
Class C	(3,714)	(62,017)
Class P	(7,729)	(161,937)
Institutional Class	(132)	(2,179)
Net increase (decrease) from capital share transactions	11,424	(194,431)
Net increase in net assets	718,383	65,649

Net assets:
Beginning of period	3,921,176	3,855,527
End of period	$4,639,559	$3,921,176

Capital share activity:
Shares sold
Class A	115	3,341
Class C	—	28
Class P	63	5,061
Institutional Class	75	29
Shares issued from reinvestment of distributions
Class A	550	1,400
Class C	152	1,033
Class P	306	839
Institutional Class	4,433	11,029
Shares redeemed
Class A	(3,423)	(20,108)
Class C	(392)	(6,327)
Class P	(766)	(16,458)
Institutional Class	(12)	(217)
Net increase (decrease) in shares	1,101	(20,350)

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.67	$9.05	$11.69	$9.30	$10.28	$11.17
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.11	.11	.08	.15	.14
Net gain (loss) on investments (realized and unrealized)	1.82	.83	(1.11)	2.69	(.96)	.01
Total from investment operations	1.87	.94	(1.00)	2.77	(.81)	.15
Less distributions from:
Net investment income	(.15)	(.08)	—	(.38)	(.11)	(.06)
Net realized gains	(.02)	(.24)	(1.64)	—	(.06)	(.98)
Total distributions	(.17)	(.32)	(1.64)	(.38)	(.17)	(1.04)
Net asset value, end of period	$11.37	$9.67	$9.05	$11.69	$9.30	$10.28

Total Return[c]	19.55%	10.24%	(11.02%)	30.34%	(8.05%)	2.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$342	$317	$436	$182	$53	$86
Ratios to average net assets:
Net investment income (loss)	0.96%	1.11%	1.06%	0.74%	1.53%	1.41%
Total expenses[d]	4.63%	4.76%	5.09%	5.90%	7.41%	6.32%
Net expenses[e,f,g]	1.20%	1.18%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	35%	68%	73%	132%	95%	101%

Class C	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.48	$8.94	$11.79	$9.12	$10.14	$11.09
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.03	.02	—	.07	.06
Net gain (loss) on investments (realized and unrealized)	1.79	.83	(1.08)	2.68	(.94)	.02
Total from investment operations	1.80	.86	(1.06)	2.68	(.87)	.08
Less distributions from:
Net investment income	(.03)	(.08)	(.15)	(.01)	(.09)	(.05)
Net realized gains	(.02)	(.24)	(1.64)	—	(.06)	(.98)
Total distributions	(.05)	(.32)	(1.79)	(.01)	(.15)	(1.03)
Net asset value, end of period	$11.23	$9.48	$8.94	$11.79	$9.12	$10.14

Total Return[c]	19.05%	9.35%	(11.65%)	29.41%	(8.80%)	1.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$343	$292	$322	$580	$447	$317
Ratios to average net assets:
Net investment income (loss)	0.21%	0.34%	0.21%	0.04%	0.79%	0.65%
Total expenses[d]	5.33%	5.50%	5.71%	6.52%	7.99%	6.75%
Net expenses[e,f,g]	1.95%	1.93%	1.95%	1.95%	1.96%	1.97%
Portfolio turnover rate	35%	68%	73%	132%	95%	101%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.54	$8.92	$11.59	$9.28	$10.33	$11.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.11	.11	.08	.15	.14
Net gain (loss) on investments (realized and unrealized)	1.78	.83	(1.09)	2.67	(.96)	—
Total from investment operations	1.83	.94	(.98)	2.75	(.81)	.14
Less distributions from:
Net investment income	(.19)	(.08)	(.05)	(.44)	(.18)	(.08)
Net realized gains	(.02)	(.24)	(1.64)	—	(.06)	(.98)
Total distributions	(.21)	(.32)	(1.69)	(.44)	(.24)	(1.06)
Net asset value, end of period	$11.16	$9.54	$8.92	$11.59	$9.28	$10.33

Total Return	19.47%	10.28%	(10.94%)	30.31%	(8.10%)	2.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$164	$144	$229	$308	$114	$405
Ratios to average net assets:
Net investment income (loss)	0.96%	1.12%	1.01%	0.75%	1.49%	1.41%
Total expenses[d]	4.79%	4.94%	5.11%	5.74%	7.18%	6.07%
Net expenses[e,f,g]	1.19%	1.18%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	35%	68%	73%	132%	95%	101%

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.97	$9.35	$12.10	$9.40	$10.42	$11.35
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.14	.14	.12	.17	.17
Net gain (loss) on investments (realized and unrealized)	1.89	.87	(1.15)	2.74	(.97)	—
Total from investment operations	1.95	1.01	(1.01)	2.86	(.80)	.17
Less distributions from:
Net investment income	(.13)	(.15)	(.10)	(.16)	(.16)	(.12)
Net realized gains	(.02)	(.24)	(1.64)	—	(.06)	(.98)
Total distributions	(.15)	(.39)	(1.74)	(.16)	(.22)	(1.10)
Net asset value, end of period	$11.77	$9.97	$9.35	$12.10	$9.40	$10.42

Total Return	19.70%	10.47%	(10.73%)	30.72%	(7.92%)	2.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,790	$3,167	$2,868	$3,207	$2,437	$2,701
Ratios to average net assets:
Net investment income (loss)	1.21%	1.34%	1.24%	1.04%	1.78%	1.66%
Total expenses[d]	4.26%	4.41%	4.69%	5.49%	6.86%	5.80%
Net expenses[e,f,g]	0.94%	0.92%	0.95%	0.95%	0.96%	0.97%
Portfolio turnover rate	35%	68%	73%	132%	95%	101%

[a]	Unaudited figures for the period ended March 31, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	—	0.00%[h]	—	—	—	—
Class C	—	—	—	—	0.01%	—
Class P	—	—	—	—	0.00%[h]	—
Institutional Class	—	—	—	—	0.01%	—

[h]	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	1.19%	1.17%	1.19%	1.20%	1.21%	1.21%
Class C	1.94%	1.92%	1.94%	1.95%	1.96%	1.96%
Class P	1.19%	1.18%	1.19%	1.20%	1.21%	1.20%
Institutional Class	0.94%	0.92%	0.94%	0.95%	0.96%	0.96%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of four separate classes of shares: Class A shares, Class C shares, Class P shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1.25% contingent deferred sales charge (“CDSC”), if shares are redeemed within 18 months of purchase. Class C shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2024, the Trust consisted of five funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index as follows:

Fund	Index
Directional Allocation Fund	Guggenheim Directional Allocation IndexSM
RBP® Dividend Fund	Guggenheim RBP® Dividend IndexSM
RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive IndexSM
RBP® Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market IndexSM
RBP® Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value IndexSM

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GPIM and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the share class by the number of outstanding shares of the share class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service providers.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(c) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(d) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(e) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(f) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2024 are disclosed in the Funds’ Statements of Operations.

(g) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.33% at March 31, 2024.

(h) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Directional Allocation Fund	0.95%
RBP® Dividend Fund	0.75%
RBP® Large-Cap Defensive Fund	0.75%
RBP® Large-Cap Market Fund	0.75%
RBP® Large-Cap Value Fund	0.75%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted Distribution Plans related to the offering of Class A, Class C and Class P shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A and Class P shares, and 1.00% of the average daily net assets of each Fund’s Class C shares.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

Fund	Limit	Effective Date	Contract End Date
Directional Allocation Fund – Class A	1.50%	05/09/16	02/01/25
Directional Allocation Fund – Class C	2.10%	05/09/16	02/01/25
Directional Allocation Fund – Class P	1.35%	05/09/16	02/01/25
Directional Allocation Fund – Institutional Class	1.10%	05/09/16	02/01/25
RBP® Dividend Fund – Class A	1.20%	05/09/16	02/01/25
RBP® Dividend Fund – Class C	1.95%	05/09/16	02/01/25
RBP® Dividend Fund – Class P	1.20%	05/09/16	02/01/25
RBP® Dividend Fund – Institutional Class	0.95%	05/09/16	02/01/25
RBP® Large-Cap Defensive Fund – Class A	1.20%	05/09/16	02/01/25
RBP® Large-Cap Defensive Fund – Class C	1.95%	05/09/16	02/01/25
RBP® Large-Cap Defensive Fund – Class P	1.20%	05/09/16	02/01/25
RBP® Large-Cap Defensive Fund – Institutional Class	0.95%	05/09/16	02/01/25
RBP® Large-Cap Market Fund – Class A	1.20%	05/09/16	02/01/25
RBP® Large-Cap Market Fund – Class C	1.95%	05/09/16	02/01/25
RBP® Large-Cap Market Fund – Class P	1.20%	05/09/16	02/01/25
RBP® Large-Cap Market Fund – Institutional Class	0.95%	05/09/16	02/01/25
RBP® Large-Cap Value Fund – Class A	1.20%	05/09/16	02/01/25
RBP® Large-Cap Value Fund – Class C	1.95%	05/09/16	02/01/25
RBP® Large-Cap Value Fund – Class P	1.20%	05/09/16	02/01/25
RBP® Large-Cap Value Fund – Institutional Class	0.95%	05/09/16	02/01/25

GPIM is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GPIM is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GPIM. At March 31, 2024, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

Fund	2024	2025	2026	2027	Fund Total
Directional Allocation Fund
Class A	$—	$58,252	$68,787	$44,133	$171,172
Class C	43,184	43,415	12,966	7,764	107,329
Class P	2,805	6,545	4,852	2,231	16,433
Institutional Class	72,997	123,748	68,857	27,961	293,563
RBP® Dividend Fund
Class A	—	83,754	82,212	33,227	199,193
Class C	—	10,456	7,299	3,002	20,757
Class P	7,381	9,488	7,307	2,503	26,679
Institutional Class	—	65,409	60,158	25,510	151,077
RBP® Large-Cap Defensive Fund
Class A	47,087	71,145	49,476	33,934	201,642
Class C	22,330	23,681	9,054	5,585	60,650
Class P	4,015	5,721	5,016	2,826	17,578
Institutional Class	51,632	68,426	75,382	52,168	247,608
RBP® Large-Cap Market Fund
Class A	55,709	89,424	77,635	38,960	261,728
Class C	37,852	32,742	18,492	5,065	94,151
Class P	1,815	2,307	2,233	1,180	7,535
Institutional Class	22,072	44,240	38,453	12,411	117,176
RBP® Large-Cap Value Fund
Class A	4,558	15,763	15,417	5,664	41,402
Class C	23,328	17,685	11,905	5,172	58,090
Class P	8,631	9,701	8,524	2,690	29,546
Institutional Class	126,203	123,927	116,589	55,865	422,584

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2023, GI recouped amounts from the Funds as follows:

Directional Allocation Fund	$205
RBP® Dividend Fund	24
RBP® Large-Cap Market Fund	14

For the period ended March 31, 2024, GFD retained sales charges of $850 relating to sales of Class A shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Directional Allocation Fund	$178,648,028	$28,846,495	$(1,959,468)	$26,887,027
RBP® Dividend Fund	13,583,825	2,898,310	(358,730)	2,539,580
RBP® Large-Cap Defensive Fund	6,459,163	1,408,188	(29,506)	1,378,682
RBP® Large-Cap Market Fund	8,930,216	2,250,553	(116,801)	2,133,752
RBP® Large-Cap Value Fund	4,005,684	659,962	(85,736)	574,226

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Securities Transactions

For the period ended March 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Directional Allocation Fund	$126,980,672	$155,382,199
RBP® Dividend Fund	5,471,890	9,438,143
RBP® Large-Cap Defensive Fund	2,792,380	3,863,091
RBP® Large-Cap Market Fund	3,790,117	6,139,450
RBP® Large-Cap Value Fund	1,470,570	1,528,545

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2024, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 6 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,150,000,000 line of credit from Citibank, N.A., which was in place through September 29, 2023, at which time a new line of credit was entered into in the amount of $1,165,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus ½ of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2024.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 8 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Tailored Shareholder Reports for Open-End Mutual Funds and Exchange-Traded Fund

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and exchange-traded funds registered on Form N-1A to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2015 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	153

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Guggenheim Energy & Income Fund (2015-2023); Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (consulting firm) (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	152

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Guggenheim Energy & Income Fund (2019-2023); Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (registered investment adviser) (1996-present); Chief Executive Officer, Lydon Media (2016-present); Vice Chairman, VettaFi, a wholly owned subsidiary of The TMX Group (financial advisor content, research and digital distribution provider) (2022-present). Former: Chief Executive Officer, ETF Flows, LLC (financial advisor education and research provider) (2019-2023); Director, GDX Index Partners, LLC (index provider) (2021-2023).	152

Current: US Global Investors, Inc. (GROW) (1995-present); The 2023 ETF Series Trust (4) (2023-present); The 2023 ETF Series II (1) (2023-present).

Former: Guggenheim Energy & Income Fund (2019-2023); Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2015	Current: Of Counsel (formerly Partner), Momkus LLP (law firm) (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (law firm) (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	153

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); Endeavor Health (2012-present).

Former: Guggenheim Energy & Income Fund (2015-2023); Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (construction and real estate development company) (2007-2017).	152

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Guggenheim Energy & Income Fund (2019-2023); Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2015

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (registered broker dealer) (1982-1999).

				152

Former: Guggenheim Energy & Income Fund (2015-2023); Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2015 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and/or Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	152

Former: Guggenheim Energy & Income Fund (2018-2023); Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Adviser and/or the parent of the Adviser.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards and Senior Managing Director, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member, Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2015	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2015	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2016

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim

Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2015

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments is included under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 14.	Exhibits.

(a)(1)	Not applicable.

.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	May 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	May 31, 2024

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	May 31, 2024

* Print the name and title of each signing officer under his or her signature.